(ICON)
Prudential
Municipal
Bond Fund

High Yield Series
Insured Series
Intermediate Series

ANNUAL
REPORT
April 30, 1998
(LOGO)

Portfolio Managers' Report
Economic developments in the U.S. and
Southeast Asia helped spark a rally in
municipal bonds over the 12 months ended
April 30, 1998. On the home front, a
powerful U.S. economy raced through its
seventh year of expansion, confounding
many Wall Street analysts who expected slower economic growth. Instead, the economy expanded more rapidly in the first three months of 1998 than in the final quarter of the previous year. Such strong economic growth often ignites higher inflation, which erodes the value of bond returns. In this case, however, inflation remained subdued, prompting investors to push municipal bond prices higher.

All three Prudential Municipal Bond Fund
Series appreciated along with the
market, but their performances differed. The
High Yield Series returned more
than the other two Series because it holds bonds with longer maturities and the market rally caused lower-quality bond yields to fall more in line with yields on higher-quality bonds. Bonds in the Insured Series carry the top credit rating -- Triple-A -- and offer lower interest rates than lesser-quality bonds. Because bonds of the Intermediate
Series have shorter maturities and
lower yields, its returns usually trail the other two Series when interest rates decline and bond prices rise. (But it tends to provide more price protection when interest rates climb.) The
High Yield Series beat the return
on the average comparable fund measured by Lipper Analytical Services. The
Insured Series also generated returns that exceeded its competition, while the
Intermediate Series lagged by a modest
margin.

Asian Crisis Boosts Munis.
While U.S. economic conditions were nearly ideal, the situation in Southeast
Asia was rapidly becoming critical. Then on October 27, 1997, economic upheaval erupted in the region, driven by the imprudent lending practices of Southeast
Asian banks and finance companies.
Frightened investors began selling Asian stocks and emerging market bonds and bought
U.S. Treasury securities. The rally
in Treasuries spread to the municipal
securities market, driving tax-exempt bond prices higher and yields lower. By mid-
January, the Bond Buyer Revenue Bond
Index, a widely watched gauge of tax-exempt yields, reached a record low of 5.25% during the same week that the 30-year
Treasury bond yield sank to its
lowest point since regular sales of the
securities began in 1977.  Cash poured
into Treasuries as investors fretted over the failure of Hong Kong's largest investment bank. Thus, developments in Asia indirectly aided municipal bonds by boosting Treasuries. Bond markets turned lower in March and April, partially erasing earlier gains.

We discuss each of the Series' portfolios in detail on the following pages.

       How Investments Compared.
          (As of 4/30/98)
              (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.


Peter J. Allegrini, Fund Manager

Prudential Municipal Bond Fund:
High Yield Series
(PHOTO)

Performance At A Glance.


One         Five            Ten
Since

Year        Years          Years
Inception2
Cumulative            Class A
10.80%     40.26% (40.13)    N/A
87.30% (86.64)
Total                 Class B
10.36      37.49  (37.36)    118.87%
133.28  (131.42)
Returns1              Class C
10.09       N/A              N/A
30.10  (29.99)
As of 4/30/98         Class Z
10.91       N/A              N/A
15.74  (15.64)
                      Lipper HY Muni Avg3
10.09      37.34             114.55
***


One         Five            Ten
Since

Year        Years          Years
Inception2
    Average           Class A
8.61%       6.62% (6.60)      N/A
7.61% (7.56)
 Annual Total         Class B
6.52        6.69  (6.67)  8.31% (8.22)
8.40  (8.31)
  Returns1            Class C
10.25            N/A           N/A
7.56  (7.53)
As of 3/31/98         Class Z
12.18            N/A           N/A
10.28  (10.22)


Taxable Equivalent Yield4
                       Total Dividends
30-Day                 At Tax Rates Of
                       Paid for 12 Mos.
SEC Yield            36%               39.6%
 Distributions       Class A    $0.67
4.82%  (4.77)1      7.53% (7.45)1
7.98%(7.90)1
     and             Class B    $0.63
4.57   (4.52)1      7.14  (7.06)1      7.57
(7.48)1
   Yields            Class C    $0.61
4.32   (4.27)1      6.75  (6.67)1      7.15
(7.07)1
As of 4/30/98        Class Z    $0.68
5.08   (5.03)1      7.94  (7.86)1      8.41
(8.33)1

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and 30-day SEC yields would have been lower, as indicated in parentheses ( ).
Class B shares automatically
convert to Class A shares, on a quarterly basis, after approximately seven years. Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class C;
and 9/16/96 for Class Z.

3Lipper returns are for all funds in each share class for the 1-, 5-, and 10-year periods.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.

Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inception Averages are Class
A, 83.19%; Class B, 132.41%;
Class C, 31.23%; and Class Z, 14.20% based on all funds in each share class.

We seek to maximize income eligible for
exclusion from federal income taxes by
investing primarily in noninvestment grade municipal bonds rated single-B or better by recognized credit rating agencies such as Standard & Poor's Corp.
(S&P) or Moody's Investors Service Inc., or unrated bonds that our analysts believe are of comparable quality. On April
30, 1998,  noninvestment grade
municipal bonds rated BB or below (or unrated bonds of comparable quality) comprised approximately 56% of the portfolio compared with about 52% on October
31, 1997. There can be no assurance that the Series will achieve its investment objective.

            Portfolio Composition.
  Sectors expressed as a percentage of
    total investments as of 4/30/98.
               (PIE CHART)

What Went Well.
High Yield Series
The Right Stuff.
The High Yield Series was well- positioned to benefit from the bond market rally. As long-term interest rates declined, municipalities cut borrowing costs by issuing new bonds with lower interest rates to prerefund or arrange for the early retirement of older bonds with higher interest rates. Proceeds from the new bonds were used to purchase direct U.S. government obligations that back the higher interest rate bonds until retirement. As a result, the higher interest rate bonds became AAA-rated and their prices surged. The High
Yield Series benefited because about 4.5% of its holdings were prerefunded.

Investing in noncallable bonds and lower credit quality municipal debt securities also enhanced the High Yield
Series' returns. As interest rates
fell, noncallable bonds (nearly 30% of our total investments) appreciated rapidly because they cannot be retired prior to maturity.

Five Largest Issuers.
1.7%         Chicago, IL
             O'Hare Airport
1.7%         Village Of Robbins
             Cook County, IL
1.6%         Clairborne County, MS
1.5%         NJ State Transportation
             Trust Fund
1.5%         City of Cedar Rapids, IA

Expressed as a percentage of net assets as of 4/30/98.

A New Name.
The Trustees of the Prudential Municipal Bond
Fund: High Yield Series have
approved a name change for your Series. As of July 1, 1998, it will be called
Prudential Municipal Bond Fund: High Income
Series. We believe the new name
better reflects the investment strategy used by the Series' portfolio manager in seeking to provide you with a high amount of income eligible for exclusion from federal taxes, which is the Series' investment objective.

And Not So Well.

Waiting For The Air To Clear.
We generally consult with our team of
analysts when purchasing bonds,
particularly if the bonds are rated below investment grade. Despite this precaution, a few of our holdings developed problems, such as the bonds of the Robbins Solid Waste Incinerator located in
Cook County, Illinois. Region Five
of the U.S. Environmental Protection Agency recently cited operators of the incinerator for alleged clean-air violations, while the Illinois Attorney
General has filed a lawsuit on similar
concerns. Needless to say, this turn of
events caused prices of the bonds to decline.
We decided to keep the bonds,
which comprised 1.70% of the Series' total investments as of April 30, 1998, because it appears that difficulties at the municipal waste burner will likely be resolved and bond prices could recover.

        Credit Quality.
  Expressed as a percentage of
total investments as of 4/30/98.
        (PIE CHART)
---------------------------------------------
----------------------------------
                                   1

Christian Smith, Fund Manager
Prudential Municipal Bond Fund:
Insured Series
(PHOTO)

Performance At A Glance.

One         Five            Ten
Since

Year        Years          Years
Inception2
Cumulative            Class A
8.67%      31.92% (31.68)        N/A
79.25% (78.28)
Total                 Class B
8.23       29.43  (29.19) 104.94% (102.16)
117.26 (114.12)
Returns1              Class C
7.96            N/A              N/A
24.82  (24.59)
As of 4/30/98         Class Z
8.68            N/A              N/A
11.79  (11.69)
                      Lipper INS Muni Avg3
8.46           32.03           110.31
***


One         Five            Ten
Since

Year        Years          Years
Inception2
    Average           Class A
7.19%        5.50% (5.46)       N/A
7.13% (7.06)
 Annual Total         Class B
5.15         5.60  (5.56)   7.64% (7.49)
7.75  (7.61)
  Returns1            Class C
8.88             N/A            N/A
6.59  (6.54)
As of 3/31/98         Class Z
10.62             N/A            N/A
8.27  (8.21)


Taxable Equivalent Yield4
                       Total Dividends
30-Day                 At Tax Rates Of
                       Paid for 12 Mos.
SEC Yield            36%               39.6%
 Distributions       Class A    $0.53
4.52%             7.06%             7.48%
     and             Class B    $0.49
4.25              6.64              7.04
   Yields            Class C    $0.46
4.00              6.25              6.62
As of 4/30/98        Class Z    $0.54
4.76              7.44              7.88

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for Class B shares. Class C shares have a 1%
CDSC for one year. Without waiver
of management fees and/or expense
subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses
( ). Class B shares automatically convert to Class A shares, on a quarterly basis, after approximately seven years.
Class Z shares are not subject to a
sales charge or distribution fee.

2Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class
C; and 9/16/96 for Class Z.

3Lipper returns are for all funds in each share class for the 1-, 5-, and 10-year periods.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inception Averages are Class
A, 79.04%; Class B, 128.84%;
Class C, 27.58%; and Class Z, 10.89% based on all funds in each share class.

The Insured Series invests primarily in AAA-rated municipal obligations, or in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company rated AAA by
S&P, Aaa by Moody's or by other nationally recognized credit rating agencies.
The Series may also invest up to 5% of its total assets in municipal obligations rated A/A or Aa/AA by Moody's or S&P. There can be no assurance that the Series will achieve its investment objective.

Our bonds are insured by MBIA Insurance
Corp., AMBAC Indemnity Corp., Financial
Guaranty Insurance Co., and Financial
Security Assurance Inc.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 4/30/98.
            (PIE CHART)
---------------------------------------------
----------------------------------
                                 2

What Went Well.
Insured Series

Riding the Market Rally.
As municipal bond prices soared in the wake of Asian economic turmoil, we grabbed the bull by the horns by purchasing noncallable bonds, some of which were zero coupon bonds. Of course, these bonds usually perform well in a market rally because noncallable bonds cannot be retired early and zero coupon bonds typically trade well below their face value. This strategy extended the
Series' duration (a measure of its
sensitivity to interest rate changes) to 8.1 years from 7.7 years.

With long-term municipal bond yields
lingering below six percent for most of
the past 12 months, finding attractively priced bonds proved difficult at times. Fortunately, we were able to increase housing bonds to five percent of the Series' total investments as of April 30, 1998, from two percent a year earlier, and bonds subject to the alternative minimum tax (AMT) rose to 16% from six percent. Housing bonds provide hefty yields to compensate for the risk that the bonds can be retired early if the underlying mortgages are refinanced, while AMT bonds provide yields that are generally 10 to 15 basis points higher than bonds not subject to the tax. (A basis point is one-hundredth of a percentage point.) The additional yield provided by AMT bonds is attractive because the vast majority of taxpayers are not subject to the AMT.

Five Largest Issuers.
5.1%            District of Columbia
                General Obligation
4.6%            Chicago, IL
                Board of Education
3.3%            Hawaii Electric
2.8%            Cleveland, OH
                City School District
2.8%            South Dakota
                Housing Development Authority

Expressed as a percentage of net assets as of 4/30/98.

And Not So Well.

Not Quick Enough.
During the past year, municipal bond prices peaked in mid-January, then turned lower in late February as disappointed investors realized the Federal Reserve was not poised to lower short-term interest rates. We took steps to protect the value of the Series by shortening its duration in March and April as bond prices fell further. However, our performance would have been better had we reduced duration in February when the market rally first began to lose momentum.

            Credit Quality.
   Expressed as a percentage of
  total investments as of 4/30/98.
             (PIE CHART)
---------------------------------------------
----------------------------------
                                  3

Scott Diamond, Fund Manager
Prudential Municipal Bond Fund:
Intermediate Series
(PHOTO)

Performance At A Glance.


One         Five            Ten
Since

Year        Years          Years
Inception2
Cumulative            Class A
6.76%       26.90% (26.67)       N/A
68.49% (66.46)
Total                 Class B
6.33        24.26  (24.03) 85.85% (79.32)
96.25  (88.26)
Returns1              Class C
6.07             N/A             N/A
18.25  (18.04)
As of 4/30/98         Class Z
6.86             N/A             N/A
9.54   (9.44)
                      Lipper INT Muni Avg3
7.13            30.03          94.15
***


One         Five            Ten
Since

Year        Years          Years
Inception2
    Average           Class A
4.68%        4.55% (4.51)      N/A
6.28% (6.12)
 Annual Total         Class B
2.38         4.58  (4.54)  6.56% (6.18)
6.67  (6.27)
  Returns1            Class C
6.12             N/A           N/A
4.90  (4.85)
As of 3/31/98         Class Z
8.02             N/A           N/A
6.60  (6.54)


Taxable Equivalent Yield4
                       Total Dividends
30-Day                 At Tax Rates Of
                       Paid for 12 Mos.
SEC Yield            36%               39.6%
 Distributions       Class A    $0.43
3.31%             5.17%             5.48%
     and             Class B    $0.39
3.01              4.70              4.98
   Yields            Class C    $0.36
2.76              4.31              4.57
As of 4/30/98        Class Z    $0.44
3.51              5.48              5.81

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: 1/22/90 for Class A;
9/17/87 for Class B; 8/1/94 for Class
C; and 9/16/96 for Class Z.

3Lipper returns are for all funds in each share class for the 1-, 5-, and 10-year periods.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inception Averages are Class
A, 71.18%; Class B, 109.02%;
Class C, 24.28%; and Class Z, 9.90% based on all funds in each share class.

The Intermediate Series seeks to provide a high level of income that is eligible for exclusion from federal income taxes and consistent with preservation of capital. We purchase primarily investment grade municipal bonds with three- to 15-year maturities, and the Series will have a dollar-weighted average portfolio maturity of more than three years but less than 10 years. The Series is managed so that the prices of its shares are less sensitive to interest rate changes than if it held only longer-term bonds.
There can be no assurance that the Series will achieve its investment objective.

       Portfolio Composition.
 Sectors expressed as a percentage of
  total investments as of 4/30/98.
             (PIE CHART)
---------------------------------------------
----------------------------------
                                 4

What Went Well.
Intermediate Series
Everybody Luvs New York.
Improving economic and financial conditions, among other factors, prompted
Moody's in February to upgrade its rating of New York City general obligation bonds by one notch to A-3 from Baa1.
Investors drove up the prices of New York
City general obligation bonds, attracted by the city's soaring real estate values and vibrant local economy, which was powered by a booming Wall Street.
The bonds also rallied because investors expected fewer to be issued in the future as the city approaches its debt limit.
Your Series benefited as the
bonds accounted for nearly 2.5% of its total investments as of April 30.

Five Largest Issuers.
5.4%          NJ Economic
              Development Authority
4.0%          NJ Economic
              Development Authority
              NJPAC
4.0%          Wyoming Community
              Development Authority
3.5%          Brick Township, NJ
              Municipal Utility
              Authority
3.5%          NY State Environmental
              Facilities Corp.

Expressed as a percentage of net assets as of 4/30/98.

And Not So Well.
A Missed Opportunity.
Because we expect long-term interest rates to decline and bond prices to rise as U.S. economic growth slows, we increased our holdings of noncallable bonds earlier in the year. As you know, noncallable bonds tend to appreciate rapidly during a market rally because they cannot be retired prior to maturity.
Unfortunately, we did not adopt this strategy last autumn when bond prices surged after the Asian economic crisis.
Owning more noncallable bonds from
late October through mid- January would have bolstered the Series' returns.

Looking Ahead.
While the U.S. economy surged ahead during the first three months of 1998, we expect economic growth to moderate later in the year. The U.S. posted a record trade deficit in March as exports to key East Asian nations declined, while imports to the U.S. jumped because of the strong dollar. The ballooning trade gap places a drag on the economy that will likely result in a less robust expansion, continued subdued inflation, and steady monetary policy in the second half of the year. This scenario bodes well for bonds, but there is a caveat. If the economy loses steam too quickly, below investment grade municipal bonds could suffer as investors prefer better-quality debt securities.

         Credit Quality.
  Expressed as a percentage of
 total investments as of 4/30/98.
           (PIE CHART)
---------------------------------------------
----------------------------------
                                 5

President's Letter
June 9, 1998
(PHOTO)
                        See You On the Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch
Office is a full-service brokerage
web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial
Net News (February 1998), a
subsidiary of Institutional Investor
magazine, and was also rated among the
top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in
Prudential Online(R) and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional
opportunities for people who are
searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web
browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities
---------------------------------------------
----------------------------------
                                 6

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--98.0%
---------------------------------------------
---------------------------------------------
------------------------------------
Arizona--1.8%
Coconino Cnty. Pol. Ctrl. Corp. Rev.
   Tucson Elec. Pwr., Navajo A
B2               7.125%      10/01/32   $
5,000     $    5,706,500
   Tucson Elec. Pwr., Navajo B
B2               7.00        10/01/32
1,700          1,934,175
Pima Cnty. Ind. Dev. Auth.,
   Multifam. Mtge. Rev., La Cholla Proj.
NR               8.50         7/01/20
9,680         10,103,694
   Tuscon Elec. Pwr. Co., Ser. A
B2               6.10         9/01/25
2,000          2,044,000

--------------

19,788,369
---------------------------------------------
---------------------------------------------
------------------------------------
Arkansas--0.7%
Northwest Arkansas Reg'l. Arpt. Auth. Rev.
NR               7.625        2/01/27
7,000          8,012,130
---------------------------------------------
---------------------------------------------
------------------------------------
California--10.4%
Abag Fin. Auth. For Nonprofit Corps. Ref.
Amer. Baptist
   Homes., Ser. A
BBB(b)            6.20       10/01/27
3,200          3,353,312
California Hsg. Fin. Agcy. Rev., Home Mtge.,
Ser. G           Aa                8.15
8/01/19        795            813,841
Corona Ctfs. of Part., Vista Hosp. Sys. Inc.,
Ser. C          NR                8.375
7/01/11     10,000         11,161,600
Delano Ctfs. of Part., Reg'l. Med. Ctr., Ser.
A               NR                9.25
1/01/22      6,710          7,811,245
Folsom Spec. Tax Dist. No. 2
NR                7.70       12/01/19
3,130 (c)      3,369,351
Long Beach Harbor Rev. Ref., Ser. A, F.G.I.C.
Aaa               6.00        5/15/19
4,000          4,379,280
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.
NR                6.95        9/01/23
6,195 (e)      3,407,250
   Multifam. Hsg. Rev., Pacific Court Apts.,
Issue B          NR                6.80
9/01/13      3,805 (e)      2,092,750
Los Angeles Regl. Arpts. Impvt. Corp., Cont.
Air
   Sublease
NR                9.25        8/01/24
10,270         12,303,357
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg.
Linked
   Savrs. & Ribs
Aa3               6.20        2/14/11
7,000          7,862,330
Richmond Redev. Agcy. Rev., Multifam. Bridge
Affordable
   Hsg.
NR                7.50        9/01/23
10,000         10,041,400
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/09
1,740          1,010,296
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/11
1,890            970,893
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/14
2,220            948,695
Sacramento City Fin. Auth. Rev., Tax Alloc.,
M.B.I.A.         Aaa             Zero
11/01/15      5,695          2,256,473
Sacramento Cnty. Spec. Tax Rev., Dist. No. 1
NR                8.25       12/01/20
4,500 (c)      5,025,735
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.
Aaa             Zero          1/01/14
8,420          3,801,462
   Toll Rd. Rev.
Aaa             Zero          1/01/25
10,000          2,497,500
San Luis Obispo Ctfs. of part., Vista Hosp.
Sys., Inc.        NR                8.375
7/01/29      4,000          4,381,000

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
California (cont'd.)
Santa Margarita/Dana Point Auth., Impvt.
Dist.,
   Ser. A, M.B.I.A.
Aaa               7.25%       8/01/13   $
1,990 (i) $    2,468,515
   Ser. B, M.B.I.A.
Aaa               7.25        8/01/12
3,000 (i)      3,692,280
So. California Pub. Pwr. Auth. Trans., Cap.
Apprec.           Aa3             Zero
7/01/14      8,500          3,619,640
So. San Francisco Redev. Agcy., Tax Alloc.,
Gateway
   Redev. Proj.
NR                7.60        9/01/18
2,375          2,579,345
So. Tahoe Joint Pwrs. Fin.
NR                8.00       10/01/01
5,795          5,883,548
Turlock Irrigation Dist. Rev., Ser. A,
M.B.I.A.               Aaa               6.25
1/01/12      5,000          5,639,700
Victor Valley Union H.S. Dist.,+
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/12
3,605          1,729,391
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/14
4,740          2,016,775
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/16
3,990          1,504,629

--------------

116,621,593
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--3.0%
Denver Urban Ren. Auth. Tax,
   Inc. Rev.
NR                7.50        9/01/04
3,000          3,201,600
   Inc. Rev.
NR                7.75        9/01/16
4,000          4,423,080
Eagle Cnty. Co., Lake Creek Affordable Hsg.,
Ser. A           NR                8.00
12/01/23     11,395         11,947,886
San Miguel Cnty., Mountain Vlge. Met. Dist.
NR                8.10       12/01/11
3,200 (c)      3,691,923
Superior Met. Dist. No. 1, Wtr. & Swr.,
   Rev.
NR                7.50       12/01/98
855            867,158
   Rev.
NR                8.50       12/01/13
8,900          9,951,357

--------------

34,083,004
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--1.0%
Connecticut St. Dev. Auth. Mystic Marinelife
Aquarium
   Proj. Rev.
NR                7.00       12/01/27
1,500          1,593,825
Connecticut St. Dev. Auth. Swr., Netco
Waterbury Ltd.         NR
9.375       6/01/16      8,000
9,350,720

--------------

10,944,545
---------------------------------------------
---------------------------------------------
------------------------------------
District of Columbia--1.6%
Dist. of Columbia Rev., Nat'l. Public Radio
NR                7.625       1/01/18
8,800          9,610,832
Dist. of Columbia, Ser. A
Ba1               5.25        6/01/27
9,000          8,463,960

--------------

18,074,792
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--4.2%
Crossings At Fleming Island Cmnty. Dev.
Dist., Clay City      NR                8.25
5/01/16      7,860          8,649,301
Escambia Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hosp.
   Ref., Ser. A
BBB+(b)           8.60       10/01/02
3,375          3,499,031
Florida Hsg. Fin. Agcy., Palm Aire Proj.,
Multifam.
   Mtge. Rev.
NR               10.00        1/01/20
9,448 (e)      7,464,403

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Florida (cont'd.)
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A
NR                8.20%       5/01/24   $
1,960     $    2,159,704
   Ser. A
NR                8.30        5/01/24
1,720          1,904,900
Northern Palm Beach Cnty. Impt. Ref., Wtr.
Ctl. & Impt.
   Unit Dev.
NR                6.00        8/01/10
3,250          3,216,363
Orlando Util. Comm., Wtr. & Elec. Rev., Ser.
D                Aa2               6.75
10/01/17      2,000          2,398,060
Palm Beach Cnty. Hsg. Auth., Banyan Club
Apts.                NR                7.75
3/01/23      4,470          4,812,044
Sarasota Hlth. Facs., Kobernick Hsg. Meadow
Park Proj.        Aaa              10.00
7/01/22      6,855 (c)      8,335,132
Seminole Cnty. Ind. Dev. Auth. Rev., Fern
Park                NR                9.25
4/01/12      4,335          4,361,487

--------------

46,800,425
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--3.2%
Atlanta Arpt. Facs. Rev., M.B.I.A.
Aaa             Zero          1/01/10
2,000          1,061,840
Atlanta Urban Res. Fin. Auth., Clark Atlanta
Univ. Dorm.
   Proj.
NR                9.25        6/01/10
4,440 (c)      4,947,758
Effingham Cnty. Dev. Auth., Ft. Howard Corp.
Baa3              7.90       10/01/05
10,000         10,676,900
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.
Aaa               6.375       1/01/14
6,000 (i)      6,874,260
Henry Cnty. Wtr. & Swg. Auth. Rev.,
A.M.B.A.C.                Aaa
6.15        2/01/20      3,000
3,393,330
Rockdale Cnty. Dev. Auth., Solid Wste. Disp.
Rev.             NR                7.50
1/01/26      8,100          8,769,951

--------------

35,724,039
---------------------------------------------
---------------------------------------------
------------------------------------
Hawaii--1.1%
Hawaii Cnty. Impvt. Dist. No. 17
NR                9.50        8/01/11
6,565          7,093,614
Hawaii St. Dept. Trans. Spl. Fac. Rev.,
Continental
   Airlines, Inc.
Ba2               5.625      11/15/27
5,225          5,127,449

--------------

12,221,063
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--9.3%
Chicago Brd. Edl., Lease Ctfs., Ser. A,
M.B.I.A.              Aaa               6.00
1/01/20     10,000         11,045,600
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines Proj., Ser. B
Baa2              8.20       12/01/24
1,000          1,204,930
   United Airlines, Ser. B
Baa2              8.45        5/01/07
6,000          6,519,000
   United Airlines, Ser. B
Baa2              8.50        5/01/18
6,500          7,059,260
   United Airlines, Ser. B
Baa2              8.85        5/01/18
2,700          3,026,943
   United Airlines, Ser. B
Baa2              8.95        5/01/18
2,320          2,603,388
Chicago Pub. Bldg. Comm. Rev., Ser. A,
M.B.I.A.               Aaa               7.00
1/01/20      6,530 (i)      8,115,484
Hennepin Ind. Dev. Rev., Exolon-Esk Co. Proj.
NR                8.875       1/01/18
8,000          8,996,400
Illinois Reg'l. Trans. Auth. Ref., F.G.I.C.
Aaa               6.00        6/01/14
3,530          3,892,037
Illinois St. Hlth. Facs. Auth. Rev.,
   Adventist Living Ctr.
NR               11.00       12/01/15
2,245 (e)        202,009
   Beacon Hill Proj., Ser. A
NR                9.00        8/15/19
7,135          7,531,064
   Midwest Physician Group Ltd. Proj.
BBB-(b)           8.10       11/15/14
3,075          3,726,531

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois (cont'd.)
Midwest Physician Group Ltd. Proj.
BBB-(b)           5.50%      11/15/19   $
2,000     $    1,924,060
Midwest Physician Group Ltd. Proj.
BBB-(b)           8.125      11/15/19
3,285          3,985,625
Illinois, Ser. K, A.M.B.A.C.
Aaa               6.25        1/01/13
6,825          7,688,636
Kane And De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa             Zero         12/01/11
3,360          1,666,157
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa             Zero         12/01/13
4,065          1,777,055
Vlge. of Robbins, Cook Cnty. Robbins Res.
Rec.                NR                8.375
10/15/16     18,000         18,670,500
Winnebago Cnty. Hsg. Auth., Park Tower
Assoc., Sec. 8         NR
8.125       1/01/11      3,954
4,202,656

--------------

103,837,335
---------------------------------------------
---------------------------------------------
------------------------------------
Indiana--2.1%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.
Baa3              7.85        8/01/15
7,500          8,483,700
Indianapolis Int'l. Arpt. Auth. Rev., Federal
Express
   Corp. Proj.
Baa2              7.10        1/15/17
6,000          6,708,660
Wabash Econ. Dev. Rev. Bonds, Connell Ltd.
NR                8.50       11/24/17
7,250          8,032,130

--------------

23,224,490
---------------------------------------------
---------------------------------------------
------------------------------------
Iowa--2.6%
City of Cedar Rapids Rev.,
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/18
9,375         11,076,469
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/25
4,435          5,239,908
Iowa St. Fin. Auth., Hlth. Care Facs. Rev.,
Mercy Hlth.
   Initiatives Proj.
NR                9.25        7/01/25
10,000         13,348,100

--------------

29,664,477
---------------------------------------------
---------------------------------------------
------------------------------------
Kentucky--0.8%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.
Aaa             Zero          1/01/10
8,250          4,646,895
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/14
5,000 (i)      2,209,650
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/16
6,650 (i)      2,620,699

--------------

9,477,244
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--3.1%
Hodge Util. Rev., Stone Container Corp.
NR                9.00        3/01/10
7,000          7,560,350
New Orleans Home Mtge. Auth. Rev., Sngl. Fam.
Mtge.,
   Ser. A, G.N.M.A.
Aaa               8.60       12/01/19
1,670 (f)      1,721,970
New Orleans Ind. Dev. Rev.
BBB(b)            8.75       10/01/19
3,600          4,224,276
New Orleans, Gen Oblig., Cap. Apprec.,
A.M.B.A.C.             Aaa             Zero
9/01/18      3,090          1,051,836

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     10

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana (cont'd.)
St. Charles Parish Poll. Ctrl. Rev.,
   Pwr. & Lt. Co.
Baa3              8.25%       6/01/14   $
10,000     $   10,659,000
   Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14
3,500          3,774,015
West Feliciana Parish Poll. Ctrl. Rev., Gulf
St. Util.
   Co. Proj.
NR                9.00        5/01/15
5,250          5,802,038

--------------

34,793,485
---------------------------------------------
---------------------------------------------
------------------------------------
Maryland--1.8%
Anne Arundel Cnty. 1st Mtge. Rev., Pleasant
Living Conv.      NR                8.50
7/01/13      3,230          3,503,807
Northeast Wste. Disp. Auth.,
   Sludge Comp. Fac.
NR                7.25        7/01/07
4,059          4,459,095
   Sludge Comp. Fac.
NR                8.50        7/01/07
3,095          3,378,100
Washington Sub. San. Dist.
   Ref., Gen. Const.
Aa1               6.00        6/01/18
3,705          4,115,885
   Ref., Gen. Const.
Aa1               6.00        6/01/19
3,940          4,372,927

--------------

19,829,814
---------------------------------------------
---------------------------------------------
------------------------------------
Massachusetts--4.7%
Boston Ind. Dev. Fin. Auth. Ind. Rev., 1st
Mtge.
   Springhouse Proj.
NR                9.25        7/01/15
8,000          9,962,560
Mass. Bay Trans. Auth., Gen. Trans. Sys.,
Ser. A,
   F.G.I.C.
Aaa               7.00        3/01/21
7,500 (i)      9,303,150
Mass. St. Coll. Bldg. Proj. and Ref. Bonds
A1                7.50        5/01/14
1,750 (i)      2,216,795
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cardinal Cushing Gen. Hosp.
NR                8.875       7/01/18
7,500          7,967,250
   St. Josephs Hosp., Ser. C
NR                9.50       10/01/20
5,640 (c)      6,176,815
Mass. St. Ind. Fin. Agcy. Cont. Res., Ser. A
NR                9.50        2/01/00
1,100          1,133,616
Massachusetts St. Indl. Fin. Agcy. Rev.,
   Ref., Chestnut Knoll Proj. A
NR                5.50        2/15/18
1,250          1,224,650
   Ref., Chestnut Knoll Proj. A
NR                5.625       2/15/25
1,250          1,219,488
   Glenmeadow Proj.
NR                7.00        2/15/06
3,700          3,700,000
Massachusetts St. Wtr. Res. Auth., Ser. A,
F.S.A.             Aaa               5.50
8/01/14      3,250          3,417,960
Randolph Hsg. Auth., Multifam. Hsg., Liberty
Place Proj.
   A, Ser. A
NR                9.00       12/01/21
5,885          5,965,448

--------------

52,287,732
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--4.6%
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/10
3,000          1,647,690
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/11
3,160          1,628,601
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/12
3,000          1,449,720
Gratiot Cnty. Econ. Dev. Corp., Danley Die
Proj. Connell
   L.P.
NR                7.625       4/01/07
3,200          3,480,160

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan (cont'd.)
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.
Aaa              Zero         5/01/17   $
2,950     $    1,069,729
Lowell Area Sch., F.G.I.C.
Aaa              Zero         5/01/14
5,000          2,154,700
Michigan St. Hosp. Fin. Auth. Rev.,
   Genesys Regl. Hosp.
Baa2              5.50%      10/01/27
3,250          3,171,187
   Saratoga Cmnty. Hosp.
NR                8.75        6/01/10
6,345 (c)      7,313,945
Michigan Strategic Fund, Great Lakes Pulp &
Fiber Proj.       NR                8.00
12/01/27     12,291         11,861,008
Michigan Strategic Fund, Solid Wste. Disp.,
Gennese Pwr.
   Station
NR                7.50        1/01/21
10,000         10,824,600
Wayne Cnty. Bldg. Auth., Ser. A
Baa2              8.00        3/01/17
3,500 (c)      3,994,830
West Ottawa Sch. Dist.,
   F.G.I.C.
Aaa             Zero          5/01/15
4,825          1,956,489
   F.G.I.C.
Aaa             Zero          5/01/18
3,000          1,029,300

--------------

51,581,959
---------------------------------------------
---------------------------------------------
------------------------------------
Minnesota--0.4%
Minneapolis St. Paul Hsg. Fin. Brd.,
Multifam. Mtge.
   Rev., Riverside Plaza, G.N.M.A.
AAA(b)            8.25       12/20/30
4,000 (i)      4,132,440
---------------------------------------------
---------------------------------------------
------------------------------------
Mississipi--1.6%
Claiborne Cnty. Poll. Ctrl. Rev.,
   Mid. So. Engy. Sys.
Ba1               9.875      12/01/14
6,100          6,448,066
   Mid. So. Engy. Sys., Ser. A
Ba1               9.50       12/01/13
10,350         10,918,422

--------------

17,366,488
---------------------------------------------
---------------------------------------------
------------------------------------
Missouri--2.0%
Sikeston Elec. Rev. Ref., M.B.I.A.
Aaa               6.00        6/01/15
9,250         10,258,712
St. Louis Cnty. Ind. Dev. Auth. Rev.,
   Soemm Proj.
NR               10.25        7/01/08
1,560          1,565,257
   Soemm Proj.
NR               10.25        7/01/08
590            591,989
St. Louis Cnty. Reg. Conv. & Sports Comp.,
Ser. C             Aaa               7.90
8/15/21      8,820 (c)     10,262,335

--------------

22,678,293
---------------------------------------------
---------------------------------------------
------------------------------------
Nebraska--0.1%
Nebraska Invest. Fin. Auth., G.N.M.A., Sngl.
Fam. Mtge.
   Rev.,
   Ser. I, M.B.I.A.
Aaa               8.125       8/15/38
1,615 (i)      1,656,942

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New Hampshire--1.7%
New Hampshire Higher Edl. & Hlth. Facs. Auth.
Rev.,
   Antioch College
NR               7.875%      12/01/22   $
5,335     $    5,942,817
   Havenwood/Heritage Heights
NR               9.75        12/01/19
7,495 (c)      8,372,964
New Hampshire St. Bus. Pollutn. Ref., Pub.
Svc. Co.           Ba3              6.00
5/01/21      5,000          5,004,700

--------------

19,320,481
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--6.5%
New Jersey Econ. Dev. Corp. Rev., Ref. Newark
Arpt.
   Marriot Hotel
NR               7.00        10/01/14
3,800          4,171,298
New Jersey Hlthcare Facs., Fin. Auth. Rev.
NR               8.00         7/01/27
5,000          5,486,650
New Jersey St. Econ. Dev. Auth. Rev., 1st
Mtge.,
   Fellowship Vlge., Proj. A
Aaa              9.25         1/01/25
11,500 (c)     14,690,790
   Leisure Park Proj., Ser. A
NR               5.875       12/01/27
4,000          4,031,520
New Jersey St. Edl. Facs. Auth. Rev.,
Felician College
   Of Lodi,
   Ser. D
NR               7.375       11/01/22
4,000          4,109,840
New Jersey St. Ref., Ser. E
Aa1              6.00         7/15/10
10,000 (i)     11,157,000
New Jersey St. Tpke. Auth. Rev., Ser. C,
M.B.I.A.             Aaa              6.50
1/01/16     11,000 (i)     12,757,360
New Jersey St. Trans. Trust Fund Auth.,
Trans. Sys.,
   M.B.I.A.
Aaa              6.50         6/15/11
14,500 (i)     16,786,650

--------------

73,191,108
---------------------------------------------
---------------------------------------------
------------------------------------
New Mexico--0.5%
Farmington Pollutn. Ctrl. Rev.,
   Ref., Pub. Svc. Co., Ser. C
Ba1               5.80        4/01/22
1,000          1,004,430
   Ref., Pub. Svc. Co., Ser. A
Ba1               5.80        4/01/22
1,500          1,527,090
   Ref., Pub. Svc. Co., Ser. B
Ba1               5.80        4/01/22
3,000          3,054,180

--------------

5,585,700
---------------------------------------------
---------------------------------------------
------------------------------------
New York--4.1%
Met. Trans. Auth. Facs. Rev., Ser. N,
F.G.I.C.                Aaa             Zero
7/01/13      8,340 (i)      3,827,977
New York City Ind. Dev. Agcy.,
   Amer. Airlines Inc.
Baa2              8.00        7/01/20
3,320          3,463,424
   Bklyn. Navy Yard Cogen Partners
Baa3              6.20       10/01/22
6,925          7,503,099
   Bklyn. Navy Yard Cogen Partners
Baa3              5.75       10/01/36
5,000          4,977,450
   Mesorah Pub. Ltd.
NR               10.25        3/01/19
1,861          1,974,837
   Visy Paper Inc. Proj.
NR                7.95        1/01/28
6,500          7,532,850
New York City, Ser. I
A3                6.25        4/15/27
3,000          3,208,800

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New York (cont'd.)
New York St. Dorm. Auth. Rev.,
   Colgate Univ., M.B.I.A.
Aaa               6.00%       7/01/21   $
3,350     $    3,717,863
   Memorial Sloan Kettering Cancer Ctr.,
M.B.I.A.             Aaa               5.75
7/01/20      5,000          5,365,850
Port Auth. of New York & New Jersey, USAir,
LaGuardia
   Arpt.
B3                9.125      12/01/15
4,000          4,480,480

--------------

46,052,630
---------------------------------------------
---------------------------------------------
------------------------------------
North Carolina--0.1%
North Carolina Med. Care Comm. Hosp. Rev.,
Ref. Annie
   Penn Mem. Hosp.
Baa3              5.375       1/01/22
1,000            973,160
---------------------------------------------
---------------------------------------------
------------------------------------
North Dakota--1.1%
Mercer Cnty., Antelope Valley Station,
A.M.B.A.C              Aaa               7.20
6/30/13     10,000 (i)     12,115,000
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--4.4%
Cleveland Arpt. Spl. Rev., Ref. Continental
Airlines,
   Inc.
Ba2               5.70       12/01/19
4,850 (h)      4,740,778
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/12
1,000            472,010
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/13
1,500            667,320
   1st Mtge., Ser. A, M.B.I.A.
Aaa             Zero         11/15/09
3,000          1,710,030
Dayton Spl. Facs. Rev., Ref. Emery Air
Freight, Ser. A        BBB(b)
5.625       2/01/18      3,500 (h)
3,498,355
Mahoning Valley San. Dist. Wtr. Rev.
NR                7.75        5/15/19
8,000          8,851,040
Montgomery Cnty. Hlthcare. Facs. Rev.,
Friendship Vlge.
   Dayton, Proj. B
NR                9.25        2/01/16
4,500 (c)      4,965,660
Ohio St. Air Quality Dev. Auth. Ref., Amt.
Coll. Poll.
   Ctrl., Ser. A
Ba1               6.10        8/01/20
3,000          3,103,380
Ohio St. Solid Wste. Rev.,
   Cscltd. Proj.
NR                8.50        8/01/22
5,000          5,267,600
   Rep. Eng. Steels Inc.
NR                9.00        6/01/21
2,250          2,408,287
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs.,
1st Mtge.,
   Toledo Edison
Ba1               8.00       10/01/23
5,500          6,286,775
Stark Cnty. Hlthcare. Facs. Rev., Rose Lane
Inc. Proj.        NR                9.00
12/01/23      6,135          6,985,925

--------------

48,957,160
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--1.5%
Grand River Dam Auth. Rev., A.M.B.A.C.
Aaa               6.25        6/01/11
12,000 (i)     13,588,080
Tulsa Ind. Dev. Auth., Univ. Tulsa, Ser. A,
M.B.I.A.          Aaa               6.00
10/01/16      3,250 (f)      3,567,817

--------------

17,155,897

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--5.0%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp.
Hlth. Ctr.       NR                8.50%
1/01/20   $  2,800     $    3,007,508
Berks Cnty. Mun. Auth. Rev.,
   Adventist Living Ctrs. Proj.
NR               11.00       12/01/15
367 (e)         33,072
   Alvernia Coll. Proj.
NR                7.75       11/15/16
5,240          5,848,154
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med.
Ctr. Proj.       BBB-(b)           8.625
10/15/13      6,570          7,854,961
Lancaster Cnty. Solid Wste. Mgmt., Res. Rec.
Auth. Sys.
   Rev., Ser. A
Baa2              8.50       12/15/10
5,965 (c)      6,116,272
Philadelphia Auth., Ind. Dev. Rev.
NR                7.75       12/01/17
5,000          5,617,650
Philadelphia Hosps. & Higher Ed. Facs. Auth.
Rev.,
   Grad. Hlth. Sys.
B2                7.00        7/01/05
2,500          2,619,175
   Grad. Hlth. Sys.
B2                7.25        7/01/18
2,710          2,869,185
   Grad. Hlth. Sys., Ser. A
B2                6.25        7/01/13
2,500          2,515,500
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.
Aaa               6.25        8/01/10
2,500          2,807,925
   M.B.I.A.
Aaa               6.25        8/01/12
3,000 (i)      3,375,450
Somerset Cnty. Hosp. Auth. Rev.,
   Hlthcare 1st Mtge.
NR                8.40        6/01/09
2,305          2,587,316
   Hlthcare 1st Mtge.
NR                8.50        6/01/24
8,805          9,894,091
Wilkes Barre Gen. Mun. Auth. Coll. Rev.,
Misericordia
   Coll., Ser. A
NR                7.75       12/01/12
1,245          1,361,657

--------------

56,507,916
---------------------------------------------
---------------------------------------------
------------------------------------
Rhode Island--1.0%
Rhode Island Redev. Agcy., Ser. A
NR                8.00        9/01/24
10,560         11,584,742
---------------------------------------------
---------------------------------------------
------------------------------------
South Carolina--0.4%
So. Carolina St. Hsg. Fin. & Dev. Auth.,
Homeownership
   Mtge.
Aa2               7.75        7/01/22
4,345 (i)      4,573,982
---------------------------------------------
---------------------------------------------
------------------------------------
South Dakota--0.8%
Education Loans Inc. Student Loan Rev.
A2                5.60        6/01/20
3,300          3,226,641
So. Dakota Econ. Dev. Fin. Auth., Dakota Park
NR               10.25        1/01/19
4,930          5,258,387

--------------

8,485,028
---------------------------------------------
---------------------------------------------
------------------------------------
Tennessee--1.4%
Knox Cnty. Hlth. & Edl. Facs. Rev., Baptist
Hlth. Hosp.       Aaa               8.50
4/15/04      5,225 (c)      5,549,890
Met. Gov't. Nashville & Davidson Cnty. H&E
Facs. Brd.
   Rev., Ref.
   Blakeford Green Hills
NR                5.65        7/01/24
1,500          1,464,825
Rutherford Cnty. Hlth. & Edl. Facs., Brd. 1st
Mtge. Rev.      NR                9.50
12/01/19      7,300          8,525,451

--------------

15,540,166

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--3.4%
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge.
Rev.               A1                9.20%
3/01/12   $  1,380     $    1,545,434
Houston Arpt. Sys. Rev.
Ba2               6.125       7/15/27
3,200          3,333,280
Houston Wtr. & Swr. Sys. Rev., Ser. C,
A.M.B.A.C.             Aaa             Zero
12/01/10      5,000          2,659,250
Keller Ind. Sch. Dist., Cap. Apprec. Ref.,
Ser. A,
   P.S.F.G.
Aaa             Zero          8/15/17
4,075          1,441,491
New Braunfels Ind. Sch. Dist.,
   Cap. Apprec., P.S.F.G.
Aaa             Zero          2/01/08
2,365          1,472,189
   Cap. Apprec., P.S.F.G.
Aaa             Zero          2/01/09
2,365          1,392,086
   Cap. Apprec., P.S.F.G.
Aaa             Zero          2/01/12
2,365          1,154,948
Nueces Riv. Auth., Ref. Asarco Inc. Proj.
Baa2              5.60        1/01/27
2,500          2,499,775
Round Rock Ind. Sch. Dist., Gen. Oblig.,
M.B.I.A.             Aaa             Zero
8/15/11      4,385          2,222,099
San Antonio Elec. & Gas Rev.,
   F.G.I.C.
Aaa             Zero          2/01/09
5,000          2,943,100
   F.G.I.C., Ser. B
Aaa             Zero          2/01/12
7,500          3,662,625
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev.,
Foundation
   Proj.
NR               10.25        9/01/19
5,000          5,319,550
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.
Aaa             Zero          9/01/15
16,300          6,438,989
Tyler Tex. Hlth. Facs. Dev. Corp., Mother
Frances Hosp.,
   Ser. A
Baa2              5.625       7/01/13
1,680          1,682,318

--------------

37,767,134
---------------------------------------------
---------------------------------------------
------------------------------------
Utah--0.5%
Carbon Cnty. Solid Wste. Disp. Rev. Ref.,
Laidlaw
   Environmental, Ser. A
NR                7.45        7/01/17
1,500          1,642,950
Tooele Cnty Poll. Ctrl. Rev. Ref., Laidlaw
   Environmental, Ser. A
NR                7.55        7/01/27
4,000          4,404,360

--------------

6,047,310
---------------------------------------------
---------------------------------------------
------------------------------------
Virginia--1.6%
Loudoun Cnty. Ind. Dev. Auth., Rev.
NR                7.125       9/01/15
2,000          2,209,680
Norfolk Redev. & Hsg. Auth., Multifam. Rental
Hsg. Fac.
   Rev.
NR                8.00        9/01/26
6,000          6,126,840
Pittsylvania Cnty. Ind. Dev. Auth. Rev.
Multitrade            NR                7.55
1/01/19      9,000          9,902,340

--------------

18,238,860
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--2.5%
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/10
870            482,467
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/11
1,200            625,092
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/12
1,300            634,855
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/14
1,385            600,135
Chelan Cnty. Pub. Util., Dist. No. 1,
Columbia River
   Rock, Hydro Elec. Sys. Rev., M.B.I.A.
Aaa             Zero          6/01/15
7,585          3,036,655

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Washington (cont'd.)
Thurston Cnty. Sch. Dist. 333,
   F.G.I.C.
Aaa              Zero        12/01/12   $
6,830     $    3,193,640
   F.G.I.C., Ser. B
Aaa              Zero        12/01/11
6,415          3,202,175
Washington St. Ref., Ser. R, 97A
Aa1             Zero          7/01/16
7,000          2,639,770
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. B
Aa1               7.25%       7/01/09
5,000 (i)      5,897,400
   Nuclear Proj. No. 3, M.B.I.A.
Aaa             Zero          7/01/17
5,000          1,747,450
   Nuclear Proj. No. 3, Ser. B, M.B.I.A.
Aaa               7.125       7/01/16
5,000          6,074,800

--------------

28,134,439
---------------------------------------------
---------------------------------------------
------------------------------------
West Virginia--1.0%
So. Charleston Ind. Dev. Rev., Union Carbide
Chem. &
   Plastics Co.
Baa2              8.00        8/01/20
2,450          2,635,930
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.
B2                8.625      11/01/14
4,000          4,230,120
West Virginia St. Hsg. Dev. Fund Hsg. Fin.,
Ser. A,
   F.H.A.
Aaa               7.95        5/01/17
1,160          1,160,128
West Virginia St. Pkwys. Econ. Dev. & Tourism
Auth.,
   F.G.I.C.
Aaa               7.423       5/16/19
3,250 (d)      3,542,500

--------------

11,568,678
---------------------------------------------
---------------------------------------------
------------------------------------
Wisconsin--0.4%
Oconto Falls Cmnty. Dev. Auth. Dev. Rev.,
Oconto Falls
   Tissue, Inc. Proj.
NR                7.75       12/01/22
4,000          4,149,840

--------------
Total long-term investments (cost
$1,016,977,321)
1,098,749,890

--------------
SHORT-TERM INVESTMENTS--0.7%
---------------------------------------------
---------------------------------------------
------------------------------------
Florida
St. Lucie Cnty. Solid Wst. Disp. Rev., Ser.
93,
   F.R.D.D., A.M.T.
VMIG1             4.40        5/01/98
100            100,000
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--0.2%
Plaquemines Parish Environmental Rev. Adj.,
Ref. BP.
   Exploration & Oil, Ser. 95, F.R.D.D.,
A.M.T.               P-1               4.40
5/01/98      1,500          1,500,000
West Baton Rouge Parish Ind. Dist. Pound3
Rev., Dow
   Chemical Co. Proj., Ser. 95, F.R.D.D.,
A.M.T.              P-1               4.40
5/01/98        700            700,000

--------------

2,200,000
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--0.3%
Brazos River Harbor Nav. Dist. Rev., Dow
Chemical Co.,
   Ser. A, F.R.D.D., A.M.T.
P-1               4.40        5/01/98
2,600          2,600,000

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     17

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Texas (cont'd.)
Brazos River Harbor Nav. Dist., Dow Chemical
Co. Proj.,
   Ser. 96, F.R.D.D., A.M.T.
P-1               4.40%       5/01/98   $
400     $      400,000
Gulf Coast Ind. Dev. Auth. Solid Wste. Rev.,
Citgo
   Petroleum, Ser. 95, F.R.D.D., A.M.T.
VMIG1             4.40        5/01/98
400            400,000

--------------

3,400,000
---------------------------------------------
---------------------------------------------
------------------------------------
Virginia
King George Cnty. Ind. Dev. Auth. Expt. Fac.
Rev.,
   F.R.D.D.
A1+(b)            4.40        5/01/98
600            600,000
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--0.2%
Washington St. Hsg. Fin. Comm. Nonprofit Hsg.
Rev.,
   Emerald Height Proj., Ser. 90, F.R.D.D.
A-1(b)            4.25        5/01/98
2,000          2,000,000
   Ref. Panorama Cty. Proj., Ser. 97,
F.R.D.D.                VMIG1
4.25        5/01/98        200
200,000

--------------

2,200,000

--------------
Total short-term investments (cost
$8,500,000)
8,500,000
---------------------------------------------
---------------------------------------------
------------------------------------
Total Investments--98.7%
(cost $1,025,477,321; Note 4)
1,107,249,890
Other assets in excess of liabilities--1.3%
13,980,703

--------------
Net Assets--100%
$1,121,230,593

--------------

--------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond
Assurance Corporation
    A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance
Company
    F.H.A.--Federal Housing Administration
    F.R.D.D.--Floating Rate (Daily) Demand
Note (g)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage
Association
    M.B.I.A.--Municipal Bond Insurance
Association
    P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by
escrowed cash and direct U.S. guaranteed
    obligations.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
    interest rate. The rate shown is the rate
at year end.
(e) Issuer in default of interest payment.
Non-income producing security.
(f) All or partial principal amount pledged
as initial margin on financial
    futures contracts.
(g) The maturity date shown is the later of
the next date on which the security
    can be redeemed at par or the next date
on which the rate of interest is
    adjusted.
(h) When-issued security.
(i) All or partial amount of principal
segregated as collateral for financial
    futures contracts and when-issued
security.
NR--Not Rated by Moody's or Standard &
Poor's.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     18

PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Assets
April 30, 1998
Investments, at value (cost
$1,025,477,321)..............................
 ...................................
$1,107,249,890
Cash.........................................
 .............................................
 ..................             532,945
Interest
receivable...................................
 .............................................
 .........          20,820,891
Receivable for investments
sold.........................................
 ....................................
7,493,133
Receivable for Series shares
sold.........................................
 ..................................
3,114,900
Due from broker - variation
margin.......................................
 ...................................
35,062
Other
assets.......................................
 .............................................
 ............              16,732

--------------
   Total
assets.......................................
 .............................................
 .........       1,139,263,553

--------------
Liabilities
Payable for investments
purchased....................................
 .......................................
13,292,139
Payable for Series shares
reacquired...................................
 .....................................
2,008,464
Dividends
payable......................................
 .............................................
 ........           1,788,096
Management fee
payable......................................
 .............................................
 ...             410,722
Distribution fee
payable......................................
 .............................................
 .             323,222
Accrued
expenses.....................................
 .............................................
 ..........             210,317

--------------
   Total
liabilities..................................
 .............................................
 .........          18,032,960

--------------
Net
Assets.......................................
 .............................................
 ..............      $1,121,230,593

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ..........................      $
991,547
   Paid-in capital in excess of
par..........................................
 ...............................
1,063,404,578

--------------

1,064,396,125
   Accumulated net realized loss on
investments..................................
 ...........................
(24,938,101)
   Net unrealized appreciation of
investments..................................
 .............................
81,772,569

--------------
Net assets, April 30,
1998.........................................
 .........................................
$1,121,230,593

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($421,515,355 / 37,273,437 shares of
beneficial interest issued and
outstanding)......................
$11.31
   Maximum sales charge (3% of offering
price).......................................
 .......................                 .35

--------------
   Maximum offering price to
public.......................................
 ..................................
$11.66

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($669,241,615 / 59,185,536 shares of
beneficial interest issued and
outstanding)......................
$11.31

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($20,554,428 / 1,817,829 shares of
beneficial interest issued and
outstanding)........................
$11.31

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($9,919,195 / 877,903 shares of
beneficial interest issued and
outstanding)...........................
$11.30

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     19

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income
April 30, 1998
Income
   Interest..................................
$ 71,328,838

--------------
Expenses
   Management fee............................
5,323,382
   Distribution fee--Class A.................
381,735
   Distribution fee--Class B.................
3,345,658
   Distribution fee--Class C.................
111,993
   Transfer agent's fees and expenses........
450,000
   Custodian's fees and expenses.............
152,000
   Reports to shareholders...................
81,000
   Registration fees.........................
64,000
   Insurance expense.........................
29,000
   Legal fees and expenses...................
18,000
   Audit fee.................................
15,000
   Trustees' fees and expenses...............
13,000
   Miscellaneous.............................
8,437

--------------
      Total expenses.........................
9,993,205
   Less: Management fee waiver...............
(535,931)
      Custodian fee credit...................
(4,478)

--------------
      Net expenses...........................
9,452,796

--------------
Net investment income........................
61,876,042

--------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
(5,710,322)
   Financial futures contract transactions...
(740,523)

--------------

(6,450,845)

--------------
Net change in unrealized appreciation of:
   Investments...............................
50,351,593

--------------
Net gain on investments......................
43,900,748

--------------
Net Increase in Net Assets
Resulting from Operations....................
$105,776,790

--------------

--------------

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                    Year
Ended April 30,
in Net Assets                         1998
1997
Operations
   Net investment income.......  $
61,876,042    $   63,368,111
   Net realized loss on
      investment
      transactions.............
(6,450,845)       (4,271,817)
   Net change in unrealized
      appreciation of
      investments..............
50,351,593        18,105,192
                                 ------------
--    --------------
   Net increase in net assets
      resulting from
      operations...............
105,776,790        77,201,486
                                 ------------
--    --------------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A..................
(23,016,599)      (18,998,681)
      Class B..................
(37,682,645)      (43,873,295)
      Class C..................
(804,495)         (467,478)
      Class Z..................
(372,303)          (28,657)
                                 ------------
--    --------------

(61,876,042)      (63,368,111)
                                 ------------
--    --------------
   Distributions in excess of
      net investment income
      Class A..................        --
(39,610)
      Class B..................        --
(82,405)
      Class C..................        --
(965)
      Class Z..................        --
(28)
                                 ------------
--    --------------
                                       --
(123,008)
                                 ------------
--    --------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...............
194,658,081       116,459,010
   Net asset value of shares
      issued in reinvestment of
      dividends................
27,600,737        28,109,609
   Cost of shares reacquired...
(156,797,816)     (175,001,590)
                                 ------------
--    --------------
   Net increase (decrease) in
      net assets from Series
      share transactions.......
65,461,002       (30,432,971)
                                 ------------
--    --------------
Total increase (decrease)......
109,361,750       (16,722,604)
Net Assets
Beginning of year..............
1,011,868,843     1,028,591,447
                                 ------------
--    --------------
End of year....................
$1,121,230,593    $1,011,868,843
                                 ------------
--    --------------
                                 ------------
--    --------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     20

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--98.3%
---------------------------------------------
---------------------------------------------
------------------------------------
Alabama--0.7%
Huntsville Solid Wste. Disp. Auth., F.G.I.C.
Aaa               7.00%      10/01/08   $
2,000      $  2,147,080
Jefferson Cnty. Swr. Rev. Wste., Ser. D,
F.G.I.C.              Aaa               5.75
2/01/22      1,200         1,249,716

------------

3,396,796
---------------------------------------------
---------------------------------------------
------------------------------------
Alaska--2.4%
Alaska St. Engy. Auth. Pwr. Rev., Bradley
Lake Hydro, 1st
   Ser., A.M.B.A.C.
Aaa               7.25        7/01/16
2,000 (g)     2,106,600
Anchorage Hosp. Rev., Sisters of Providence,
A.M.B.A.C.        Aaa               7.125
10/01/05      5,000         5,512,450
No. Slope Boro., Cap. Apprec., Ser. A,
M.B.I.A.                Aaa             Zero
6/30/06      5,000         3,375,300

------------

10,994,350
---------------------------------------------
---------------------------------------------
------------------------------------
Arizona--1.9%
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.00       12/01/00
1,755         1,827,569
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.50       12/01/13
1,045 (c)     1,149,155
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa               7.50       12/01/13
1,205         1,315,294
Maricopa Cnty. Unified Sch. Dist. No. 69,
Paradise
   Valley, Ser. E, F.G.I.C.
Aaa               6.80        7/01/12
3,700         4,390,013

------------

8,682,031
---------------------------------------------
---------------------------------------------
------------------------------------
California--6.3%
California St. Pub. Wks. Brd.,
   Comm. Coll. Proj., Ser. A, A.M.B.A.C.
Aaa               5.625       3/01/16
2,000         2,078,700
   Dept. of Corrections, A.M.B.A.C.
Aaa               5.75        1/01/12
2,000         2,127,940
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E,
A.M.B.A.C.          Aaa               6.25
10/01/12      1,455         1,648,253
Inland Empire Solid Wste. Fin. Auth.,
Landfill Impvt.
   Fin., Proj. B, F.S.A.
Aaa               6.00        8/01/16
2,000         2,117,580
Roseville Joint Union H.S. Dist., Ser. B,
F.G.I.C.             Aaa             Zero
8/01/13      2,015           915,455
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs.
of Part.,
   F.G.I.C
Aaa               7.037       4/26/06
5,800 (d)     6,590,250
San Francisco City & Cnty. Arpt. Comm. Int'l.
Arpt. Rev.,
   Ser. 2, F.S.A.
Aaa               4.75        5/01/29
5,755         5,243,265
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C
Aaa               8.00        8/15/08
2,000 (g)     2,537,220
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10
2,725 (g)     3,151,136

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     21

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
California (cont'd.)
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa              Zero         6/01/17    $
3,550      $  1,279,207
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa              Zero         6/01/18
3,700         1,258,925

------------

28,947,931
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--1.2%
Denver City & Cnty. Arpt. Rev., Ser. C,
M.B.I.A.               Aaa
5.60%      11/15/11      5,000
5,199,300
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser.
A, M.B.I.A.        Aaa               8.875
10/01/13        435           464,141

------------

5,663,441
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--1.1%
Connecticut St. Res. Rec. Auth., Mid.
Connecticut. Sys.,
   Ser. A, M.B.I.A.
Aaa               5.25       11/15/08
5,000         5,209,200
---------------------------------------------
---------------------------------------------
------------------------------------
District of Columbia--8.5%
Dist. of Columbia Hosp. Rev. Medlantic
Hlthcare Grp.,
   M.B.I.A.
Aaa               5.875       8/15/19
3,500         3,652,110
   M.B.I.A.
Aaa               5.75        8/15/26
3,000 (g)     3,093,750
Dist. of Columbia Met. Area Trans. Auth.,
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/09
2,400         2,655,336
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/10
1,500         1,659,960
Dist. of Columbia Ref.,
   Ser. B, F.S.A.
Aaa               5.50        6/01/10
7,565 (g)     7,890,673
   Ser. B, M.B.I.A.
Aaa               6.00        6/01/18
4,460         4,866,083
   Ser. B, M.B.I.A.
Aaa               6.00        6/01/19
3,965         4,319,987
Dist. of Columbia,
   Assoc. American Med. Colleges, A.M.B.A.C
Aaa               5.375       2/15/27
4,500         4,483,260
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa               6.50        6/01/10
6,000 (g)     6,797,040

------------

39,418,199
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--4.2%
Brevard Hlth. Facs. Auth. Rev., Holmes Reg'l.
Med. Ctr.,
   M.B.I.A.
Aaa               5.60       10/01/10
6,000 (g)     6,349,800
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Ser.
A, M.B.I.A.        Aaa               5.625
4/01/06      3,000         3,200,010
Dade Cnty. Res. Rec., Facs. Rev. Ref.,
A.M.B.A.C.              Aaa
5.10       10/01/04      3,355
3,458,468
Orange Cnty. Hlth. Facs. Auth. Rev. Hosp.,
Orlando Reg'l.
   Hlthcare, Ser. A, M.B.I.A.
Aaa               6.25       10/01/07
3,160         3,536,862
Palm Beach Cnty. Solid Wste. Auth. Rev. Ref.,
Ser. A,
   A.M.B.A.C.
Aaa               6.00       10/01/09
2,500         2,770,550

------------

19,315,690

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     22

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--2.6%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.
Aaa               6.50%       1/01/10   $
2,000      $  2,295,120
Georgia Mun. Elec. Auth.,
   Proj. No. 1, A.M.B.A.C.
Aaa               6.00        1/01/06
5,570         6,050,022
   Pwr. Rev., M.B.I.A.
Aaa               6.20        1/01/10
3,495 (e)     3,891,613

------------

12,236,755
---------------------------------------------
---------------------------------------------
------------------------------------
Hawaii--3.3%
Hawaii St. Dept. Bud. & Fin. Spec. Purpose
Rev., Hawaiian
   Elec. Co. Inc., Ser. A, M.B.I.A.
Aaa               5.65       10/01/27
15,000        15,199,950
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--11.7%
Arlington Hts. Park Dist. Cap. Apprec., Ser.
E, F.G.I.C.       Aaa             Zero
12/01/13      4,175         1,825,143
Chicago Bd. Edl.
   Cap. Apprec. Chicago Sch. Rfm., Ser. A,
A.M.B.A.C.          Aaa             Zero
12/01/11      5,000         2,479,400
   Cap. Apprec. Chicago Sch. Rfm., Ser. A,
A.M.B.A.C.          Aaa             Zero
12/01/12      6,000         2,785,680
   Cap. Apprec. Chicago Sch. Rfm., Ser. A,
A.M.B.A.C.          Aaa             Zero
12/01/13      3,500         1,530,060
   Cap. Apprec. Chicago Sch. Rfm., Ser. A,
A.M.B.A.C.          Aaa             Zero
12/01/14      7,195         2,958,728
   Cap. Apprec. Chicago Sch. Rfm., Ser. A,
A.M.B.A.C.          Aaa             Zero
12/01/15      3,245         1,254,030
Chicago Bd. Edl. Sch. Ref., A.M.B.A.C.
Aaa               5.75       12/01/27
10,000        10,394,200
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A.
Aaa               5.75        1/01/22
6,835         7,009,771
Chicago O'Hare Int'l. Arpt. Rev., Pass. Facs.
Chrg., Ser.
   A, A.M.B.A.C.
Aaa               5.625       1/01/15
2,000         2,057,660
Chicago Park Dist., A.M.B.A.C.
Aaa               5.30        1/01/15
3,000         3,008,760
Chicago Skyway Toll Brdg. Rev., M.B.I.A.
Aaa               5.50        1/01/23
650           657,794
Chicago Wstewtr. Trans. Rev.
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa             Zero          1/01/20
7,275         2,221,494
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa             Zero          1/01/21
13,655         3,947,524
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa             Zero          1/01/24
13,695         3,349,386
Chicago Wtr. Rev. Cap. Apprec., F.G.I.C.
Aaa             Zero         11/01/16
3,055         1,121,490
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.
Aaa               7.00        7/01/12
1,575         1,673,579
   Ser. A, M.B.I.A.
Aaa               7.05        7/01/27
5,400         5,741,658

------------

54,016,357
---------------------------------------------
---------------------------------------------
------------------------------------
Indiana--2.0%
Marion Cnty. Hosp. Auth. Facs. Rev.,
A.M.B.A.C.                Aaa
8.625      10/01/12      8,500 (c)(g)
9,211,705

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     23

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Louisiana--0.5%
New Orleans, Gen. Oblig., Cap. Apprec.,
A.M.B.A.C.             Aaa              Zero
9/01/09    $ 4,000      $  2,313,200
---------------------------------------------
---------------------------------------------
------------------------------------
Massachusetts--1.3%
Massachusetts Bay Trans. Auth. Gen. Sys.,
Ser. A,
   M.B.I.A.
Aaa               4.50%       3/01/26
4,000         3,474,000
Massachusetts St. Hlth. & Edl. Facs. Auth.
Rev., Baystate
   Med. Ctr., Ser. E, F.S.A.
Aaa               6.00        7/01/26
2,475         2,617,610

------------

6,091,610
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--4.1%
Detroit Dwntwn. Dev., Ser. A, A.M.B.A.C.
Aaa               5.75        7/15/15
1,820         1,903,702
Detroit Swr. Disp. Rev., Ser. 1993A, F.G.I.C.
Aaa               7.263       7/01/23
6,500(d)(g)   6,833,125
Michigan St. Hosp. Fin. Auth. Rev., Mid.
Michigan Oblig.,
   M.B.I.A.
Aaa               7.50        6/01/15
2,350 (c)     2,550,126
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison
Co., Proj.
   1, Ser. I, A.M.B.A.C.
Aaa               7.30        9/01/19
3,250         3,461,542
Saginaw Hosp. Fin. Auth., St. Luke's Hosp.,
Ser. C,
   M.B.I.A.
Aaa               6.50        7/01/11
4,000         4,278,440

------------

19,026,935
---------------------------------------------
---------------------------------------------
------------------------------------
Mississipi--0.6%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev.,
Wste. Wtr.
   Treatmt., Facs. Auth., F.G.I.C.
Aaa               6.50        2/01/06
2,400         2,576,832
---------------------------------------------
---------------------------------------------
------------------------------------
Missouri--0.3%
Missouri St. Hlth. & Edl. Facs. Rev.,
   SSM Hlthcare, Ser. AA, M.B.I.A.
NR                6.25        6/01/16
285 (c)       309,806
   SSM Hlthcare, Unref., Ser. AA, M.B.I.A.
Aaa               6.25        6/01/16
1,215         1,304,315

------------

1,614,121
---------------------------------------------
---------------------------------------------
------------------------------------
Montana--0.5%
Forsyth Poll. Ctrl. Rev., Puget Sound Pwr. &
Lt. Co., 1st
   Mtge., Ser. A, A.M.B.A.C.
Aaa               7.05        8/01/21
2,000         2,171,280
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--6.3%
East Orange Bd. Edl. Ctfs. Part.
   Cap. Apprec., F.S.A.
Aaa             Zero          2/01/15
1,425           595,180
   Cap. Apprec., F.S.A.
Aaa             Zero          2/01/16
1,000           395,770
   Cap. Apprec., F.S.A.
Aaa             Zero          2/01/17
1,425           533,335

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     24

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey (cont'd.)
East Orange Bd. Edl. Ctfs. Part.
   Cap. Apprec., F.S.A.
Aaa              Zero         2/01/18    $
2,845      $  1,008,496
   Cap. Apprec., F.S.A.
Aaa              Zero         8/01/18
1,425           492,038
   Cap. Apprec., F.S.A.
Aaa             Zero          2/01/20
1,845           585,086
   Cap. Apprec., F.S.A.
Aaa             Zero          8/01/21
2,845           834,837
   Cap. Apprec., F.S.A.
Aaa             Zero          8/01/23
1,400           368,606
Jersey City Swr. Auth.,
   A.M.B.A.C.
Aaa               6.00%       1/01/10
2,585         2,854,615
   A.M.B.A.C.
Aaa               6.25        1/01/14
4,255         4,817,809
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.875       7/01/11
5,900         6,270,756
   Mkt. Trans. Facs. Rev., Sr. Lien, M.B.I.A.
Aaa               5.80        7/01/09
3,340         3,567,454
   Natural Gas Facs. Rev., M.B.I.A.
Aaa               5.70        6/01/32
5,000         5,148,900
New Jersey Impvt. Auth. Rev., Util. Sys.,
M.B.I.A.             Aaa               5.75
7/01/27      1,500         1,559,595

------------

29,032,477
---------------------------------------------
---------------------------------------------
------------------------------------
New York--11.5%
Erie Cnty. Wtr. Auth. Rev., A.M.B.A.C.
Aaa             Zero         12/01/17
770           189,682
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa               7.20        7/01/10
1,750         2,095,887
Met. Trans. Auth. N.Y. Trans. Facs. Rev.,
F.S.A.               Aaa               5.75
7/01/11      5,000         5,291,600
New York City Mun. Wtr. Fin. Auth., Wtr. &
Swr. Sys.
   Rev., M.B.I.A.
Aaa               5.75        6/15/26
5,000         5,182,750
New York City,
   Cap. Apprec., Ser. G, M.B.I.A.
Aaa             Zero          8/01/07
4,000         2,604,800
   Cap. Apprec., Ser. G, M.B.I.A.
Aaa             Zero          8/01/08
3,325         2,030,212
   Ser. D, M.B.I.A.
Aaa               5.25        8/01/21
2,500         2,466,750
   Ser. G, M.B.I.A.
Aaa               5.75        2/01/14
3,000         3,134,040
New York St. Dorm. Auth. Rev., Montefiore
Med. Ctr.,
   A.M.B.A.C.
Aaa               6.00        8/01/08
3,400         3,738,606
New York St. Envir. Facs. Corp.,
   Poll. Ctrl. Rev.
Aaa               5.70        7/15/12
3,375         3,567,442
   Poll. Ctrl. Rev.
Aaa               5.75        7/15/13
1,060         1,132,239
   Poll. Ctrl. Rev.
Aaa               5.80        7/15/14
3,755         3,998,362
New York St. Thrwy. Auth. Gen. Rev.,
   Ser. D
Aa3               5.40        1/01/11
5,370         5,570,730
   Ser. D
Aa3               5.50        1/01/12
3,865         4,016,508
Port Auth. New York & New Jersey Cons., Ser.
99, F.G.I.C.      Aaa               5.90
11/01/11      7,665         8,114,246

------------

53,133,854

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     25

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--3.9%
Cleveland City Sch. Dist.,
   Rev. Antic. Nts., A.M.B.A.C.
Aaa               5.50%       6/01/06   $
6,465      $  6,836,026
   Rev. Antic. Nts., A.M.B.A.C.
Aaa               5.75        6/01/07
5,870         6,325,806
Kent City Sch. Dist., F.G.I.C.
Aaa               5.75       12/01/21
1,000         1,043,820
Lorain Cnty. Hosp. Rev., Catholic Hlthcare
Partners,
   M.B.I.A.
Aaa               5.50        9/01/27
4,000         4,046,800

------------

18,252,452
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--1.5%
Norman Reg'l. Hosp. Auth., Rev. Ref., Ser. A,
M.B.I.A.         Aaa               5.50
9/01/11      4,110         4,267,290
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24,
A.M.B.A.C.       Aaa               5.75
2/01/18      2,620         2,690,399

------------

6,957,689
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--1.3%
Philadelphia Mun. Auth. Rev., Criminal
Justice Ctr., Ser.
   A, M.B.I.A.
Aaa               6.90       11/15/03
3,000         3,299,010
Philadelphia, Sch. Dist., Ser. B, A.M.B.A.C.
Aaa               5.375       4/01/27
2,500         2,504,275

------------

5,803,285
---------------------------------------------
---------------------------------------------
------------------------------------
Puerto Rico--3.1%
Puerto Rico Comm., M.B.I.A.
Aaa               4.875       7/01/23
3,000         2,823,690
Puerto Rico Gen. Oblig., M.B.I.A.
Aaa               6.25        7/01/13
1,250         1,421,825
Puerto Rico Pub. Bldgs. Auth. Rev., Gov't.
Facs., Ser. A,
   A.M.B.A.C.
Aaa               6.25        7/01/13
1,700         1,933,682
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa               6.667       1/25/07
4,100 (d)     4,407,500
   Ser. I, M.B.I.A.
Aaa               6.915       1/16/15
3,800 (d)     3,952,000

------------

14,538,697
---------------------------------------------
---------------------------------------------
------------------------------------
South Dakota--2.8%
So. Dakota Hsg. Dev. Auth., Homeownership
Mtge., Ser. F        Aa1               5.80
5/01/28     12,620        12,960,866
---------------------------------------------
---------------------------------------------
------------------------------------
Tennessee--1.2%
Metro. Gov't. Nashville & Davidson Cnty. Wtr.
& Swr.
   Rev., A.M.B.A.C.
Aaa               8.216       1/01/22
5,000 (d)     5,731,250
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--5.4%
Austin Util. Sys. Rev. Comb., Ser. A,
M.B.I.A.                 Aaa
4.875      11/15/10      5,500
5,466,725
Austin Util. Sys. Rev., M.B.I.A.
Aaa             Zero          5/15/03
8,000         6,354,480

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     26

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Texas (cont'd.)
Brazos Rvr. Auth. Rev., Houston Lt. & Pwr.,
Ser. B, 1st
   Mtge., F.G.I.C.
Aaa               7.20%      12/01/18   $
1,000      $  1,061,030
Houston Arpt. Sys. Rev.
Aaa               7.20        7/01/13
3,900         4,600,323
Houston Arpt. Sys. Rev., Spec. Facs. People
Mover, Ser.
   A, F.S.A.
Aaa               6.00        7/15/05
3,255         3,508,857
Keller Ind. Sch. Dist., P.S.F.G.
Aaa             Zero          8/15/15
4,945         1,958,072
Texas Wtr. Res. Fin. Auth. Rev., A.M.B.A.C.
Aaa               7.50        8/15/13
1,985         2,067,298

------------

25,016,785
---------------------------------------------
---------------------------------------------
------------------------------------
Virginia--3.7%
Chesapeake Bay Brdg. & Tunn. Comm., Dist.
Rev., F.G.I.C.       Aaa               5.875
7/01/10      5,000         5,386,850
Richmond Met. Auth. Expwy. Rev. Ref.,
F.G.I.C.                 Aaa
5.25        7/15/22      4,265
4,299,675
Virginia Beach Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/10
1,220         1,352,882
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/13
1,455         1,608,925
Virginia Coll. Bldg. Auth. Edl. Facs. Rev.,
M.B.I.A.           Aaa               5.25
1/01/26      4,275         4,324,718

------------

16,973,050
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--4.4%
Washington St. Hlthcare Facs. Auth. Rev.,
Yakima Valley
   Memorial Hosp. Assoc.
AAA(b)            5.25       12/01/20
2,500         2,435,375
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 1, Ser. A, M.B.I.A.
Aaa               5.75        7/01/10
7,000         7,436,940
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.
Aaa             Zero          7/01/11
5,210         2,622,818
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.
Aaa               7.25        7/01/03
3,000 (c)     3,245,040
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa               7.00        7/01/05
2,000 (c)     2,130,900
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa             Zero          7/01/08
4,500         2,717,955

------------

20,589,028

------------
Total long-term investments (cost
$434,670,225)
455,075,816

------------
SHORT-TERM INVESTMENTS--0.9%
---------------------------------------------
---------------------------------------------
------------------------------------
District of Columbia--0.1%
Dist. of Columbia, Gen. Oblig., Ser. 92A-4,
F.R.D.D.           VMIG1             4.35
5/01/98        500           500,000
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--0.0%
Will County Solid Wste. Disp. Rev., Daily
BASF Corp.
   Proj.,
   Ser. 97, F.R.D.D., A.M.T.
P-1               4.25        5/01/98
100           100,000

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     27

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INSURED SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)         (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
New Mexico--0.6%
Hurley Cnty., Poll. Ctrl. Rev., Ser. 85,
F.R.D.D.              P-1               4.25%
5/01/98   $  2,800      $  2,800,000
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--0.2%
Gulf Coast Wste. Disp. Auth., Poll. Ctrl.
Rev., Ser. 94,
   F.R.D.D., A.M.T.
VMIG1             4.35        5/01/98
600           600,000

------------
Total short-term investments (cost
$4,000,000)
4,000,000

------------
---------------------------------------------
---------------------------------------------
------------------------------------
Total Investments--99.2%
(cost $438,670,225; Note 4)
459,075,816
Other assets in excess of liabilities--0.8%
3,629,791

------------
Net Assets--100%
$462,705,607

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance
Company
     F.R.D.D.--Floating Rate (Daily) Demand
Note (f)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance
Association
     P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's rating.
(c) Prerefunded issues are secured by
escrowed cash and direct U.S. guaranteed
    obligations.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
    interest rate. The rate shown is the rate
at year end.
(e) Principal amount pledged as initial
margin on financial futures contracts.
(f) The maturity date shown is the later of
the next date on which the security
    can be redeemed at par or the next date
on which the rate of interest is
    adjusted.
(g) All or partial amount of principal
segregated as collateral for financial
    futures contracts.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     28

PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities
INSURED SERIES
---------------------------------------------
-----------------------------------

Assets
April 30, 1998
Investments, at value (cost
$438,670,225)................................
 ...................................
$459,075,816
Cash.........................................
 .............................................
 ..................             27,338
Interest
receivable...................................
 .............................................
 .........          6,179,023
Receivable for Series shares
sold.........................................
 ..................................
73,218
Other
assets.......................................
 .............................................
 ............              9,084

--------------
   Total
assets.......................................
 .............................................
 .........        465,364,479

--------------
Liabilities
Payable for Series shares
reacquired...................................
 .....................................
1,103,751
Dividends
payable......................................
 .............................................
 ........            599,998
Due to broker-variation
margin.......................................
 .......................................
405,337
Accrued
expenses.....................................
 .............................................
 ..........            233,850
Management fee
payable......................................
 .............................................
 ...            200,112
Distribution fee
payable......................................
 .............................................
 .            115,824

--------------
   Total
liabilities..................................
 .............................................
 .........          2,658,872

--------------
Net
Assets.......................................
 .............................................
 ..............       $462,705,607

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ..........................       $    418,602
   Paid-in capital in excess of
par..........................................
 ...............................
439,345,140

--------------

439,763,742
   Accumulated net realized gain on
investments..................................
 ...........................
2,430,211
   Net unrealized appreciation of
investments..................................
 .............................
20,511,654

--------------
Net assets, April 30,
1998.........................................
 .........................................
$462,705,607

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($224,409,371 / 20,312,259 shares of
beneficial interest issued and
outstanding)......................
$11.05
   Maximum sales charge (3.0% of offering
price).......................................
 .....................                .34

--------------
   Maximum offering price to
public.......................................
 ..................................
$11.39

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($236,369,629 / 21,373,644 shares of
beneficial interest issued and
outstanding)......................
$11.06

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($1,508,667 / 136,421 shares of
beneficial interest issued and
outstanding)...........................
$11.06

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($417,940 / 37,833 shares of beneficial
interest issued and
outstanding)..............................
$11.05

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     29

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income
April 30, 1998
Income
   Interest..................................
$ 26,886,125

--------------
Expenses
   Management fee............................
2,469,913
   Distribution fee--Class A.................
222,115
   Distribution fee--Class B.................
1,352,766
   Distribution fee--Class C.................
8,567
   Transfer agent's fees and expenses........
301,000
   Custodian's fees and expenses.............
97,000
   Reports to shareholders...................
50,000
   Registration fees.........................
41,000
   Insurance expense.........................
16,000
   Audit fee.................................
15,000
   Trustees' fees and expenses...............
13,000
   Legal fees and expenses...................
11,000
   Miscellaneous.............................
5,599

--------------
      Total expenses.........................
4,602,960
   Less: Management fee waiver...............
(85,444)
      Custodian fee credit...................
(5,707)

--------------
      Net expenses...........................
4,511,809

--------------
Net investment income........................
22,374,316

--------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
10,397,180
   Financial futures contract transactions...
(2,978,111)

--------------

7,419,069

--------------
Net change in unrealized
   appreciation on:
   Investments...............................
10,580,044
   Financial futures contracts...............
297,750

--------------

10,877,794

--------------
Net gain on investments......................
18,296,863

--------------
Net Increase in Net Assets
Resulting from Operations....................
$ 40,671,179

--------------

--------------

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                    Year
Ended April 30,
in Net Assets                         1998
1997
Operations
   Net investment income........  $
22,374,316    $  25,911,892
   Net realized gain on
      investment transactions...
7,419,069       12,131,022
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............
10,877,794       (7,713,454)
                                  -----------
--    -------------
   Net increase in net assets
      resulting from
      operations................
40,671,179       30,329,460
                                  -----------
--    -------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................
(10,553,524)      (9,267,489)
      Class B...................
(11,765,355)     (16,602,381)
      Class C...................
(46,954)         (41,775)
      Class Z...................
(8,483)            (247)
                                  -----------
--    -------------

(22,374,316)     (25,911,892)
                                  -----------
--    -------------
   Dividends in excess of net
      investment income
      Class A...................
(80,333)        (117,523)
      Class B...................
(90,260)        (180,111)
      Class C...................
(469)            (467)
      Class Z...................
(60)              --
                                  -----------
--    -------------

(171,122)        (298,101)
                                  -----------
--    -------------
   Distributions from net
      capital gains
      Class A...................
(4,980,680)      (2,135,002)
      Class B...................
(5,596,092)      (3,272,015)
      Class C...................
(29,102)          (8,473)
      Class Z...................
(3,703)              (2)
                                  -----------
--    -------------

(10,609,577)      (5,415,492)
                                  -----------
--    -------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      subscribed................
17,849,201      201,450,948
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............
19,222,401       17,841,830
   Cost of shares reacquired....
(89,200,577)    (294,754,828)
                                  -----------
--    -------------
   Net decrease in net assets
      from Series share
      transactions..............
(52,128,975)     (75,462,050)
                                  -----------
--    -------------
Total decrease..................
(44,612,811)     (76,758,075)
Net Assets
Beginning of year...............
507,318,418      584,076,493
                                  -----------
--    -------------
End of year.....................  $
462,705,607    $ 507,318,418
                                  -----------
--    -------------
                                  -----------
--    -------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     30

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)       (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
LONG-TERM INVESTMENTS--97.7%
---------------------------------------------
---------------------------------------------
------------------------------------
Alaska--4.8%
Alaska Ind. Dev. & Expt. Auth., Revolving
Loan Fund             A2                5.40%
4/01/01   $    945     $    967,992
No. Slope Boro., Cap. Apprec., Ser. A,
M.B.I.A.                 Aaa             Zero
6/30/07      1,430          915,886

------------

1,883,878
---------------------------------------------
---------------------------------------------
------------------------------------
Colorado--2.6%
Eaglebend Affordable Hsg. Corp., Multifam.
Rev.                 NR                5.75
7/01/07      1,000        1,019,170
---------------------------------------------
---------------------------------------------
------------------------------------
Connecticut--5.4%
Conn. Spec. Tax Oblig. Rev., Ser. A
AA-(b)            7.00        6/01/03
1,000 (c)    1,086,790
Conn. St. Hlth. & Edl. Facs. Auth. Rev.
Baa2              5.125       7/01/07
1,000          992,350

------------

2,079,140
---------------------------------------------
---------------------------------------------
------------------------------------
District of Columbia--6.6%
Dist. Columbia Hsg. Fin. Agcy. Mtge. Rev.
   Amt. Sngl. Fam., Ser. B
AAA(b)            5.25       12/01/08
440          447,128
   Amt. Sngl. Fam., Ser. B
AAA(b)            5.30       12/01/09
315          319,309
Dist. of Columbia Ref., Ser. B, M.B.I.A.
Aaa               6.00        6/01/13
1,000        1,090,550
Dist. of Columbia Rev., America Geophysical
Union, Ser.
   199
BBB-(b)           5.50        9/01/03
700          709,912

------------

2,566,899
---------------------------------------------
---------------------------------------------
------------------------------------
Florida--1.3%
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
Abbey Delray So.
   Proj.
BBB(b)            5.30       10/01/07
500          501,865
---------------------------------------------
---------------------------------------------
------------------------------------
Georgia--2.4%
Burke Cnty. Dev. Auth., Oglethorpe Pwr. Co.,
M.B.I.A.           Aaa               7.50
1/01/03        862          927,305
---------------------------------------------
---------------------------------------------
------------------------------------
Illinois--1.2%
Illinois Hlth. Facs. Auth. Rev., Edward
Hosp., Ser. A           A2
5.75        2/15/09        450
466,524
---------------------------------------------
---------------------------------------------
------------------------------------
Indiana--2.7%
Univ. Southern Indiana Rev. Student Fee.,
Ser. F, F.G.I.C.      Aaa               5.50
10/01/13      1,000        1,045,580

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     31

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)       (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Massachusetts--5.1%
Massachusetts Edl. Fing Auth. Ed. Ln. Rev.,
Iss. G., Ser.
   A, M.B.I.A.
AAA(b)            5.10%      12/01/13   $
1,000     $    970,660
Massachusetts St. Hsg. Fin. Agcy. Hsg. Dev.,
Ser. A,
   M.B.I.A
Aaa               5.15        6/01/11
1,000          996,190

------------

1,966,850
---------------------------------------------
---------------------------------------------
------------------------------------
Michigan--1.4%
Michigan Mun. Bond Auth. Rev., Wayne Cnty.
Proj., M.B.I.A.      Aaa               7.40
12/01/02        500          547,675
---------------------------------------------
---------------------------------------------
------------------------------------
Missouri--1.3%
Clayton Sch. Dist., Cap. Apprec., Ser. A,
F.S.A.                Aaa             Zero
2/01/07        750          494,325
---------------------------------------------
---------------------------------------------
------------------------------------
New Jersey--18.4%
Brick Twnshp., Mun. Util. Auth. Rev.,
F.G.I.C.                  Aaa
5.50       12/01/03      1,295
1,362,858
New Jersey Econ. Dev. Auth. Rev.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.75        7/01/06
950        1,018,144
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.80        7/01/07
1,000        1,071,480
   Performing Arts Ctr., A.M.B.A.C.
Aaa               6.00        6/15/08
1,410        1,553,862
So. Reg'l. High Sch. Dist., M.B.I.A.
Aaa               5.50        9/01/06
1,010        1,074,438
West Windsor Plainsboro Sch., F.G.I.C.
Aaa               5.25       12/01/05
1,000        1,046,400

------------

7,127,182
---------------------------------------------
---------------------------------------------
------------------------------------
New York--8.0%
Met. Trans. Auth. N.Y. Trans. Facs. Rev.,
F.S.A.                Aaa               5.75
7/01/11        675          714,366
New York, N.Y., Ser. F
A3                5.50        8/01/07
1,000        1,040,350
New York St. Env. Facs. Corp., Poll. Ctrl.
Rev.                 Aaa               5.80
1/15/14      1,280        1,362,957

------------

3,117,673
---------------------------------------------
---------------------------------------------
------------------------------------
Ohio--1.4%
Ohio St. Bldg. Auth., Admin. Bldg. Fund
Proj., M.B.I.A.         Aaa
5.60       10/01/06        500
534,555
---------------------------------------------
---------------------------------------------
------------------------------------
Oklahoma--6.0%
Oklahoma St. Ind. Auth. Rev. Hosp., Deaconess
Hlthcare.,
   Ser. A
Baa2              5.50       10/01/12
1,250        1,242,562
Oklahoma St. Ind. Auth. Rev. Hlth. Sys.,
Integris Bapt.,
   A.M.B.A.C.
Aaa               6.00        8/15/09
1,000        1,094,810

------------

2,337,372

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     32

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)       (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
Pennsylvania--10.4%
Clarion Cnty. Hosp. Auth. Rev., Ref. Clarion
Hosp. Proj.        BBB-(b)           5.60%
7/01/10   $    685     $    694,597
Montgomery Cnty. Redev. Auth., Multifam. Hsg.
Rev., Ser. A      NR                5.75
7/01/99        780          788,011
Pennsylvania St. Ctfs. of Part., Ser. A,
F.S.A.                 Aaa               6.25
11/01/06        600          645,768
Pennsylvania St. Higher Edl. Facs. Auth.,
Hlth. Svs. Rev.,
   M.B.I.A.
Aaa               5.70       11/15/11
755          812,697
Philadelphia Hosp. Auth. & Higher Edl. Auth.,
Childrens
   Seashore House, Ser. A
A-(b)             7.00        8/15/03
1,000        1,088,010

------------

4,029,083
---------------------------------------------
---------------------------------------------
------------------------------------
Puerto Rico--2.1%
Puerto Rico Comnwlth., Gen. Oblig., Ser. A,
M.B.I.A.            Aaa               6.25
7/01/10        750          806,310
---------------------------------------------
---------------------------------------------
------------------------------------
Rhode Island--2.8%
Rhode Island St., Ref. Cons. Cap. Dev. Loan,
M.B.I.A.           Aaa               6.00
8/01/06      1,000        1,092,290
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--4.5%
San Antonio Elec. & Gas Rev., Ser. A,
F.G.I.C.                  Aaa
Zero          2/01/05      1,000
727,370
Tyler Tex. Hlth. Facs. Dev. Corp., Mother
Francis Hosp.,
   Ser. A
Baa2              5.50        7/01/09
1,000        1,004,350

------------

1,731,720
---------------------------------------------
---------------------------------------------
------------------------------------
Utah--2.7%
Utah St. Brd. of Regents, Student Loan Rev.,
Ser. F,
   A.M.B.A.C.
Aaa               7.00       11/01/01
1,000        1,064,200
---------------------------------------------
---------------------------------------------
------------------------------------
Washington--2.7%
Wash. St. Pub. Pwr. Supp. Sys., Nuclear Proj.
No. 3, Ser.
   B
Aa1               7.00        7/01/99
1,000        1,034,100
---------------------------------------------
---------------------------------------------
------------------------------------
Wyoming--3.9%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Amt.,
Ser. 5                Aa2               5.60
12/01/06      1,450        1,526,401

------------
Total long-term investments (cost
$36,635,565)
37,900,097

------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     33

PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of April 30, 1998
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Moody's
Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date
(000)       (Note 1)
---------------------------------------------
---------------------------------------------
------------------------------------
SHORT-TERM INVESTMENTS--1.6%
---------------------------------------------
---------------------------------------------
------------------------------------
Texas--1.6%
Brazos River Auth. Poll. Ctrl. Rev., Texas
Util. Elec.
   Co., Ser. 95C, F.R.D.D., A.M.T. (cost
$600,000)              VMIG1            4.40%
5/01/98   $    600     $    600,000

------------
Total Investments--99.3% (cost $37,235,565;
Note 4 )
38,500,097
Other assets in excess of liabilities--0.7%
286,268

------------
Net Assets--100%
$ 38,786,365

------------

------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance
Company
     F.R.D.D.--Floating Rate (Daily) Demand
Note (d)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance
Association
(b)  Standard & Poor's Rating.
(c)  Prerefunded issues are secured by
escrowed cash and direct U.S.
     guaranteed obligations.
(d)  The maturity date shown is the later of
the next date on which the
     security can be redeemed at par or the
next date on which the rate
     of interest is adjusted.
NR--Not rated by Moody's or Standard &
Poor's.

The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     34

PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Assets
April 30, 1998
Investments, at value (cost
$37,235,565).................................
 ...................................      $
38,500,097
Interest
receivable...................................
 .............................................
 .........            602,522
Receivable for Series shares
sold.........................................
 ..................................
17,063
Other
assets.......................................
 .............................................
 ............                852

--------------
   Total
assets.......................................
 .............................................
 .........         39,120,534

--------------
Liabilities
Bank
overdraft....................................
 .............................................
 .............             23,529
Accrued
expenses.....................................
 .............................................
 ..........            127,453
Payable for Series shares
reacquired...................................
 .....................................
115,603
Dividends
payable......................................
 .............................................
 ........             40,096
Management fee
payable......................................
 .............................................
 ...             15,692
Distribution fee
payable......................................
 .............................................
 .             11,796

--------------
   Total
liabilities..................................
 .............................................
 .........            334,169

--------------
Net
Assets.......................................
 .............................................
 ..............      $  38,786,365

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ..........................      $      35,867
   Paid-in capital in excess of
par..........................................
 ...............................
37,195,390

--------------

37,231,257
   Accumulated net realized gain on
investments..................................
 ...........................
290,576
   Net unrealized appreciation on
investments..................................
 .............................
1,264,532

--------------
Net assets, April 30,
1998.........................................
 .........................................
$  38,786,365

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($13,125,685 / 1,213,932 shares of
beneficial interest issued and
outstanding)........................
$10.81
   Maximum sales charge (3% of offering
price).......................................
 .......................                .33

--------------
   Maximum offering price to
public.......................................
 ..................................
$11.14

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($24,017,088 / 2,220,773 shares of
beneficial interest issued and
outstanding)........................
$10.81

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($449,061 / 41,523 shares of beneficial
interest issued and
outstanding)..............................
$10.81

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($1,194,531 / 110,471 shares of
beneficial interest issued and
outstanding)...........................
$10.81

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     35

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income
April 30, 1998
Income
   Interest..................................
$2,205,779

--------------
Expenses
   Management fee............................
207,968
   Distribution fee--Class A.................
13,591
   Distribution fee--Class B.................
135,876
   Distribution fee--Class C.................
2,856
   Reports to shareholders...................
87,000
   Custodian's fees and expenses.............
72,000
   Registration fees.........................
62,000
   Transfer agent's fees and expenses........
38,000
   Audit fee.................................
15,000
   Trustees' fees and expenses...............
13,000
   Legal fees and expenses...................
10,500
   Miscellaneous.............................
6,554

--------------
      Total expenses.........................
664,345
   Less: Management fee waiver...............
(7,346)
      Custodian fee credit...................
(185)

--------------
      Net expenses...........................
656,814

--------------
Net investment income........................
1,548,965

--------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
535,746
   Financial futures contract transactions...
(196,033)

--------------

339,713

--------------
Net change in unrealized
appreciation/depreciation on:
   Investments...............................
829,293
   Financial futures contracts...............
(12,906)

--------------

816,387

--------------
Net gain on investments......................
1,156,100

--------------
Net Increase in Net Assets
Resulting from Operations....................
$2,705,065

--------------

--------------

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                     Year
Ended April 30,
in Net Assets                           1998
1997
Operations
   Net investment income...........  $
1,548,965    $  1,958,229
   Net realized gain on investment
      transactions.................
339,713         478,036
   Net change in unrealized
      appreciation
      (depreciation) of
      investments..................
816,387        (699,669)
                                     --------
---    ------------
   Net increase in net assets
      resulting from operations....
2,705,065       1,736,596
                                     --------
---    ------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A......................
(542,230)       (579,475)
      Class B......................
(975,783)     (1,371,478)
      Class C......................
(12,672)         (5,456)
      Class Z......................
(18,280)         (1,820)
                                     --------
---    ------------

(1,548,965)     (1,958,229)
                                     --------
---    ------------
   Distributions in excess of net
      investment income
      Class A......................
--          (9,615)
      Class B......................
--         (22,423)
      Class C......................
--             (75)
      Class Z......................
--              (3)
                                     --------
---    ------------

--         (32,116)
                                     --------
---    ------------
   Distributions from net capital
      gains
      Class A......................
(66,647)             --
      Class B......................
(130,950)             --
      Class C......................
(2,322)             --
      Class Z......................
(1,731)             --
                                     --------
---    ------------

(201,650)             --
                                     --------
---    ------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...................
3,202,633       5,261,896
   Net asset value of shares issued
      in reinvestment of
      dividends....................
1,116,810       1,242,265
   Cost of shares reacquired.......
(10,710,780)    (15,354,228)
                                     --------
---    ------------
   Net decrease in net assets from
      Series share transactions....
(6,391,337)     (8,850,067)
                                     --------
---    ------------
Total decrease.....................
(5,436,887)     (9,103,816)
Net Assets
Beginning of year..................
44,223,252      53,327,068
                                     --------
---    ------------
End of year........................
$38,786,365    $ 44,223,252
                                     --------
---    ------------
                                     --------
---    ------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     36

Notes to Financial Statements
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
Prudential Municipal Bond Fund (the 'Fund') is registered under the Investment
Company Act of 1940 as a diversified, open-end management investment company.
The Fund was organized as an unincorporated business trust in Massachusetts on
November 3, 1986 and consists of three
series: the High Yield Series, the
Insured Series and the Intermediate Series.
Investment operations for Class A,
Class B, Class C and Class Z shares of each series commenced on January 22,
1990, September 17, 1987, August 1, 1994 and
September 16, 1996, respectively.

The investment objectives of the series are
as follows: (i) the objective of the
High Yield Series is to provide the maximum
amount of income that is eligible
for exclusion from federal income taxes, (ii)
the objective of the Insured and
Intermediate Series is to provide the maximum
amount of income that is eligible
for exclusion from federal income taxes
consistent with the preservation of
capital. The ability of issuers of debt
securities held by the Fund to meet
their obligations may be affected by economic
and political developments in a
specific state, region or industry.
---------------------------------------------
---------------
Note 1. Accounting Policies

Securities Valuation: Municipal securities
(including commitments to purchase
such securities on a 'when-issued' basis) are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures
contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased
(put). As a result, the Fund bears
the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses on sales of securities are
calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. The Fund amortizes premiums
and accretes original issue discount
on portfolio securities as adjustments to
interest income. Net investment
income, other than distribution fees, and
realized and unrealized gains or
losses are allocated daily to each class of
shares based upon the relative
proportion of net assets of each class at the
beginning of the day. Expenses are
recorded on the accrual basis which may
require the use of certain estimates by
management.
---------------------------------------------
-----------------------------------
                                       37

Notes to Financial Statements
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate tax paying entity.
It is the intent of each series to
continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income to shareholders.
For this reason no federal income tax
provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassification of Capital Accounts: The
Fund accounts and reports for
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. For the fiscal year ended April 30, 1998, the effect of applying this statement was to increase undistributed net investment income and decrease accumulated net realized gain by $171,122 for the Insured
Series.

Custody Fee Credits: The Fund has an
arrangement with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
---------------------------------------------
---------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'), doing
business as Prudential Investments ('PI,' the Subadviser or the investment adviser);
PIC furnishes investment advisory
services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. PIFM has agreed to voluntarily waive a portion of each series' management fee, which amounted to $535,931, $85,444 and $7,346 for the High
Yield Series, Insured Series and Intermediate
Series, respectively. Such amounts
represented .05 of 1% of the average daily net assets or $.005 per share for the High Yield Series and .02 of 1% of the average daily net assets or $.002 per share for the Insured Series and Intermediate
Series. Effective September 1,
1997, PIFM eliminated its management fee waiver for the Insured Series and Intermediate Series.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund. Effective July 1, 1998,
Prudential Investment Management
Services LLC will become the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended April 30, 1998.

PSI has advised the Fund that it received approximately $529,300 ($493,600-High
Yield Series; $30,400-Insured Series; $5,300-
Intermediate Series) in front-end
sales charges resulting from sales of Class A shares during the year ended April
30, 1998. From these fees, PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended April 30, 1998, it received approximately $1,320,700 ($866,900-High Yield
Series; $388,200-Insured Series;
$65,600-Intermediate Series) in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PSI, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative
---------------------------------------------
-----------------------------------
                                       38

Notes to Financial Statements
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
source of funding for capital share
redemptions. The Fund has not borrowed any
amounts pursuant to the Agreement during the
year ended April 30, 1998. The
Funds pay a commitment fee at an annual rate
of .055 of 1% on the unused portion
of the credit facility. The commitment fee is
accrued and paid quarterly on a
pro rata basis by the Funds. The Agreement
expired on December 30, 1997 and has
been extended through December 29, 1998 under
the same terms.
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the year ended April 30, 1998, the
Fund incurred fees of approximately $609,100
($361,000-High Yield Series;
$221,700-Insured Series; $26,400-Intermediate
Series) for the services of PMFS.
As of April 30, 1998, approximately $51,600
($31,100-High Yield Series;
$18,300-Insured Series; $2,200-Intermediate
Series) of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations also
include certain out of pocket expenses paid
to nonaffiliates.
---------------------------------------------
---------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended April 30, 1998, were as follows:

Series                              Purchases
Sales
--------------------------------   ----------
--    ------------
High Yield......................
$208,053,727    $139,078,918
Insured.........................
404,690,101     456,797,559
Intermediate....................
21,888,177      28,523,204

At April 30, 1998, the High Yield Series and the Insured Series sold 100,000 and 284,000 financial futures contracts, respectively of U.S. Treasury Bonds expiring in June 1998.

The values of these financial futures
contracts at April 30, 1998 were as
follows:

Financial Futures

Contracts Sold
                                     --------
------------------
                                     High
Yield       Insured
                                       Series
Series
                                     --------
---    -----------
Value at disposition..............
$12,003,625    $34,421,156
Value at April 30, 1998...........
12,003,625     34,315,093
                                     --------
---    -----------
Unrealized gain...................   $
0    $   106,063
                                     --------
---    -----------
                                     --------
---    -----------

The federal income tax basis of the Fund's investments, at April 30, 1998 was $1,026,195,791-High Yield Series;
$438,671,525-Insured Series; and
$37,235,565-Intermediate Series and,
accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

Gross          Gross
                       Net unrealized
unrealized      unrealized
Series                  appreciation
appreciation    depreciation
---------------------  --------------     ---
--------     ----------
High Yield...........   $ 81,054,099
$90,185,030     $9,130,931
Insured..............     20,404,291
21,977,695      1,573,404
Intermediate.........      1,264,532
1,334,659         70,127

The High Yield Series has a net capital loss
carryforward as of April 30, 1998
of approximately $17,547,000, of which
$2,024,000 expires in 2002, $5,361,000
expires in 2003, $6,383,000 expires in 2004,
$3,225,000 expires in 2005, and
$554,000 expires in 2006. No capital gains
distribution is expected to be paid
to shareholders until net gains have been
realized in excess of the aggregate of
such amounts. In addition, the High Yield
Series elected to treat net realized
capital losses of approximately $6,709,700
incurred in the six-month period
ended April 30, 1998, as having been incurred
in the following year.
---------------------------------------------
---------------
Note 5. Capital

Each series offers Class A, Class B, Class C
and Class Z shares. Class A shares
are sold with a front-end sales charge of up
to 3.0%. Class B shares are sold
with a contingent deferred sales charge which
declines from 5% to zero depending
on the period of time the shares are held.
Class C shares are sold with a
contingent deferred sales charge of 1% during
the first year. Class B shares
automatically convert to Class A shares on a
quarterly basis approximately seven
years after purchase. A special exchange
privilege is also available for
shareholders who qualify to purchase Class A
shares at net asset value. Class Z
shares are not subject to any sales or
redemption charge and are offered
exclusively for sale to a limited group of
investors.
---------------------------------------------
-----------------------------------
                                       39

Notes to Financial Statements
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial
interest were as follows:

High Yield Series                   Insured
Series               Intermediate Series

Class A                           Class A
Class A
                                     --------
--------------------      -------------------
---------      ------------------------
    Year Ended April 30, 1998          Shares
Amount            Shares          Amount
Shares        Amount
----------------------------------   --------
---    -------------      -----------    ----
---------      --------    ------------
Shares issued.....................
5,097,999    $  57,395,615          569,674
$   6,395,067        51,122    $    558,941
Shares issued in reinvestment of
   dividends and distributions....
962,597       10,829,429          785,872
8,843,968        36,144         393,414
Shares reacquired.................
(6,025,736)     (67,587,666)      (3,276,382)
(36,775,017)     (331,385)     (3,600,677)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase (decrease) in shares
   outstanding before
   conversion.....................
34,860          637,378       (1,920,836)
(21,535,982)     (244,119)     (2,648,322)
Shares issued upon conversion from
   Class B........................
6,417,324       71,773,373        3,118,260
35,134,908       160,123       1,739,629
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase (decrease) in shares
   outstanding....................
6,452,184    $  72,410,751        1,197,424
$  13,598,926       (83,996)   $   (908,693)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
    Year Ended April 30, 1997
----------------------------------
Shares issued.....................
2,690,433    $  29,194,209       17,268,103
$ 190,281,225       146,988    $  1,570,573
Shares issued in reinvestment of
   dividends and distributions....
816,257        8,853,738          562,530
6,209,882        33,834         360,674
Shares reacquired.................
(5,951,712)     (64,552,270)     (20,358,917)
(224,259,104)     (505,221)     (5,381,606)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net decrease in shares outstanding
   before
   conversion.....................
(2,445,022)     (26,504,323)      (2,528,284)
(27,767,997)     (324,399)     (3,450,359)
Shares issued upon conversion from
   Class B........................
12,411,968      133,842,041        8,887,896
97,509,503       443,554       4,710,903
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase in shares
   outstanding....................
9,966,946    $ 107,337,718        6,359,612
$  69,741,506       119,155    $  1,260,544
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------

High Yield Series                   Insured
Series               Intermediate Series

Class B                           Class B
Class B
                                     --------
--------------------      -------------------
---------      ------------------------
    Year Ended April 30, 1998          Shares
Amount            Shares          Amount
Shares        Amount
----------------------------------   --------
---    -------------      -----------    ----
---------      --------    ------------
Shares issued.....................
10,261,223    $ 115,317,304          894,372
$  10,051,980       113,994    $  1,243,792
Shares issued in reinvestment of
   dividends and distributions....
1,416,916       15,920,018          915,681
10,310,964        63,393         689,975
Shares reacquired.................
(7,485,320)     (84,004,151)      (4,626,069)
(51,987,346)     (627,441)     (6,818,594)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase (decrease) in shares
   outstanding before
   conversion.....................
4,192,819       47,233,171       (2,816,016)
(31,624,402)     (450,054)     (4,884,827)
Shares issued upon conversion from
   Class A........................
(6,418,319)     (71,773,373)      (3,114,481)
(35,134,908)     (160,109)     (1,739,629)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net decrease in shares
   outstanding....................
(2,225,500)   $ (24,540,202)      (5,930,497)
$ (66,759,310)     (610,163)   $ (6,624,456)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
    Year Ended April 30, 1997
----------------------------------
Shares issued.....................
7,261,475    $  78,657,488          991,206
$  10,920,454       293,960    $  3,134,459
Shares issued in reinvestment of
   dividends and distributions....
1,747,161       18,927,857        1,049,549
11,593,012        82,134         875,459
Shares reacquired.................
(9,901,712)    (107,242,000)      (6,341,050)
(69,974,266)     (909,089)     (9,694,638)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net decrease in shares outstanding
   before conversion..............
(893,076)      (9,656,655)      (4,300,295)
(47,460,800)     (532,995)     (5,684,720)
Shares reacquired upon conversion
   into Class A...................
(12,411,968)    (133,842,041)
(8,879,800)     (97,509,503)     (443,243)
(4,710,903)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net decrease in shares
   outstanding....................
(13,305,044)   $(143,498,696)
(13,180,095)   $(144,970,303)     (976,238)
$(10,395,623)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------

---------------------------------------------
-----------------------------------
                                       40

Notes to Financial Statements
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------

High Yield Series                   Insured
Series               Intermediate Series

Class C                           Class C
Class C
                                     --------
--------------------      -------------------
---------      ------------------------
    Year Ended April 30, 1998          Shares
Amount            Shares          Amount
Shares        Amount
----------------------------------   --------
---    -------------      -----------    ----
---------      --------    ------------
Shares issued.....................
1,210,837    $  13,633,168           75,353
$     851,857        31,683    $    345,224
Shares issued in reinvestment of
   dividends and distributions....
45,608          514,159            4,949
55,759         1,355          14,774
Shares reacquired.................
(321,058)      (3,613,378)         (25,249)
(284,339)      (15,800)       (171,265)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase in shares
   outstanding....................
935,387    $  10,533,949           55,053
$     623,277        17,238    $    188,733
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
    Year Ended April 30, 1997
----------------------------------
Shares issued.....................
505,330    $   5,472,765           21,265
$     234,063        28,931    $    311,189
Shares issued in reinvestment of
   dividends and distributions....
28,059          304,264            3,510
38,759           436           4,639
Shares reacquired.................
(256,031)      (2,781,902)         (47,234)
(521,343)      (26,221)       (277,703)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase (decrease) in shares
   outstanding....................
277,358    $   2,995,127          (22,459)
$    (248,521)        3,146    $     38,125
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------

High Yield Series                   Insured
Series               Intermediate Series

Class Z                           Class Z
Class Z
                                     --------
--------------------      -------------------
---------      ------------------------
    Year Ended April 30, 1998          Shares
Amount            Shares          Amount
Shares        Amount
----------------------------------   --------
---    -------------      -----------    ----
---------      --------    ------------
Shares issued.....................
737,972    $   8,311,994           49,053
$     550,297        96,575    $  1,054,676
Shares issued in reinvestment of
   dividends and distributions....
29,882          337,131            1,039
11,710         1,711          18,647
Shares reacquired.................
(141,036)      (1,592,621)         (13,642)
(153,875)      (11,026)       (120,244)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase in shares
   outstanding....................
626,818    $   7,056,504           36,450
$     408,132        87,260    $    953,079
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
  September 16, 1996(a) Through
          April 30, 1997
----------------------------------
Shares issued.....................
287,958    $   3,134,548            1,377
$      15,206        23,097    $    245,675
Shares issued in reinvestment of
   dividends and distributions....
2,192           23,750               16
177           140           1,493
Shares reacquired.................
(39,065)        (425,418)             (10)
(115)          (27)           (281)
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
Net increase in shares
   outstanding....................
251,085    $   2,732,880            1,383
$      15,268        23,210    $    246,887
                                     --------
---    -------------      -----------    ----
---------      --------    ------------
                                     --------
---    -------------      -----------    ----
---------      --------    ------------

---------------
(a) Commencement of offering of Class Z
shares.
---------------------------------------------
---------------
Note 6. Subsequent Event

On June 23, 1998 the Trustees of the Fund
approved a change in the name of the
High Yield Series to the High Income Series
effective July 1, 1998.
---------------------------------------------
-----------------------------------
                                       41

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
--------------

Years Ended April 30,

---------------------------------------------
--------------

1998         1997         1996         1995
1994

--------     --------     --------     ------
--     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $  10.84     $  10.70
$  10.72     $  10.74     $ 11.14

--------     --------     --------     ------
--     -------
Income from investment operations
Net investment
income...............................
 .67(b)       .70(b)       .72(b)       .72(b)
 .72
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .47          .14         (.02)        (.02)
(.39)

--------     --------     --------     ------
--     -------
   Total from investment
operations.................      1.14
 .84          .70          .70         .33

--------     --------     --------     ------
--     -------
Less distributions
Dividends from net investment
income................      (.67)
(.70)        (.72)        (.72)       (.72)
Distributions from capital
gains....................        --
--           --           --        (.01)

--------     --------     --------     ------
--     -------
   Total
distributions..............................
(.67)        (.70)        (.72)        (.72)
(.73)

--------     --------     --------     ------
--     -------
Net asset value, end of
year........................  $  11.31     $
10.84     $  10.70     $  10.72     $ 10.74

--------     --------     --------     ------
--     -------

--------     --------     --------     ------
--     -------
TOTAL
RETURN(a):...................................
 .     10.80%        8.03%        6.55%
6.90%       2.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $421,504
$334,062     $223,073     $115,501
$54,491
Average net assets
(000)............................  $381,735
$294,940     $162,329     $ 65,207
$52,982
Ratios to average net assets:
   Expenses, including distribution
fees............       .62%(b)     0.64%(b)
0.64%(b)     0.69%(b)    0.69%
   Expenses, excluding distribution
fees............       .52%(b)     0.54%(b)
0.54%(b)     0.59%(b)    0.59%
   Net investment
income............................
6.03%(b)     6.44%(b)     6.58%(b)
6.83%(b)    6.42%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................        13%
26%          35%          39%         36%

--------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     42

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
-------------------

Years Ended April 30,

---------------------------------------------
-------------------

1998         1997         1996          1995
1994

--------     --------     --------     ------
----     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $  10.84     $  10.69
$  10.72     $    10.74     $    11.14

--------     --------     --------     ------
----     ----------
Income from investment operations
Net investment
income...............................
 .63(b)       .66(b)       .68(b)
 .68(b)         .68
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .47          .15         (.03)          (.02)
(.39)

--------     --------     --------     ------
----     ----------
   Total from investment
operations.................      1.10
 .81          .65            .66
 .29

--------     --------     --------     ------
----     ----------
Less distributions
Dividends from net investment
income................      (.63)
(.66)        (.68)          (.68)
(.68)
Distributions from capital
gains....................        --
--           --             --
(.01)

--------     --------     --------     ------
----     ----------
   Total
distributions..............................
(.63)        (.66)        (.68)
(.68)          (.69)

--------     --------     --------     ------
----     ----------
Net asset value, end of
year........................  $  11.31     $
10.84     $  10.69     $    10.72     $
10.74

--------     --------     --------     ------
----     ----------

--------     --------     --------     ------
----     ----------
TOTAL
RETURN(a):...................................
 .     10.36%        7.71%        6.12%
6.37%          2.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $669,223
$665,525     $799,048     $  934,725
$1,099,640
Average net assets
(000)............................  $669,132
$725,305     $900,115     $1,024,132
$1,132,653
Ratios to average net assets:
   Expenses, including distribution
fees............      1.02%(b)     1.04%(b)
1.04%(b)       1.09%(b)       1.09%
   Expenses, excluding distribution
fees............       .52%(b)     0.54%(b)
0.54%(b)       0.59%(b)       0.58%
   Net investment
income............................
5.63%(b)     6.05%(b)     6.19%(b)
6.37%(b)       6.02%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     43

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
HIGH YIELD SERIES
---------------------------------------------
-----------------------------------

Class C                             Class Z

---------------------------------------------
-------     ----------

August 1,

1994(c)          Year

Years Ended April 30,              Through
Ended

-------------------------------------
April 30,      April 30,

1998          1997          1996
1995           1998

---------     ---------     ---------     ---
-------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 10.84       $
10.69       $ 10.72        $10.79
$10.83

---------     ---------     ---------
-----          -----
Income from investment operations
Net investment income
(b)...........................         .61
 .63           .65           .49
 .68
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .47           .15          (.03)
(.07)           .47

---------     ---------     ---------
-----          -----
   Total from investment
operations.................        1.08
 .78           .62           .42
1.15

---------     ---------     ---------
-----          -----
Less distributions
Dividends from net investment
income................        (.61)
(.63)         (.65)         (.49)
(.68)

---------     ---------     ---------
-----          -----
Net asset value, end of
year........................     $ 11.31
$ 10.84       $ 10.69        $10.72
$11.30

---------     ---------     ---------
-----          -----

---------     ---------     ---------
-----          -----
TOTAL
RETURN(a):...................................
 .       10.09%         7.44%         5.86%
3.91%         10.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $20,554
$ 9,563       $ 6,471        $3,208
$9,919
Average net assets
(000)............................     $14,932
$ 8,060       $ 5,608        $1,385
$6,064
Ratios to average net assets:
   Expenses, including distribution fees
(b)........        1.27%         1.29%
1.29%         1.34%(e)        .52%
   Expenses, excluding distribution fees
(b)........         .52%         0.54%
0.54%         0.59%(e)        .52%
   Net investment income
(b)........................        5.39%
5.80%         5.93%         6.34%(e)
6.14%


September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 10.79

-----
Income from investment operations
Net investment income
(b)...........................         .45
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .04

-----
   Total from investment
operations.................         .49

-----
Less distributions
Dividends from net investment
income................        (.45)

-----
Net asset value, end of
year........................     $ 10.83

-----

-----
TOTAL
RETURN(a):...................................
 .        4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $ 2,719
Average net assets
(000)............................     $   704
Ratios to average net assets:
   Expenses, including distribution fees
(b)........        0.54%(e)
   Expenses, excluding distribution fees
(b)........        0.54%(e)
   Net investment income
(b)........................        6.55%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     44

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INSURED SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
-------------


Years Ended April 30,

---------------------------------------------
-------------

1998         1997         1996        1995
1994

--------     --------     --------     ------
-     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $  10.90     $  10.94
$  10.83     $ 10.71     $ 11.44

--------     --------     --------     ------
-     -------
Income from investment operations
Net investment
income...............................
 .53(b)       .55(b)       .58(b)      .58(b)
 .58
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40          .08          .11         .12
(.43)

--------     --------     --------     ------
-     -------
   Total from investment
operations.................       .93
 .63          .69         .70         .15

--------     --------     --------     ------
-     -------
Less distributions
Dividends from net investment
income................      (.53)
(.55)        (.58)       (.58)       (.58)
Distributions in excess of net investment
income....        --(c)      (.01)          -
-          --          --
Distributions from capital
gains....................      (.25)
(.11)          --          --        (.30)

--------     --------     --------     ------
-     -------
   Total
distributions..............................
(.78)        (.67)        (.58)       (.58)
(.88)

--------     --------     --------     ------
-     -------
Net asset value, end of
year........................  $  11.05     $
10.90     $  10.94     $ 10.83     $ 10.71

--------     --------     --------     ------
-     -------

--------     --------     --------     ------
-     -------
TOTAL
RETURN(a):...................................
 .      8.67%        5.74%        6.47%
6.73%       1.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $224,409
$208,411     $139,548     $75,800     $30,669
Average net assets
(000)............................  $222,115
$187,371     $102,456     $39,471     $32,309
Ratios to average net assets:
   Expenses, including distribution
fees............      0.69%(b)     0.68%(b)
0.68%(b)    0.74%(b)    0.71%
   Expenses, excluding distribution
fees............      0.59%(b)     0.58%(b)
0.58%(b)    0.64%(b)    0.61%
   Net investment
income............................
4.75%(b)     4.95%(b)     5.20%(b)
5.45%(b)    5.09%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................        85%
110%          68%         64%        105%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     45

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INSURED SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
---------------


Years Ended April 30,

---------------------------------------------
---------------

1998         1997         1996         1995
1994

--------     --------     --------     ------
--     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $  10.91     $  10.95
$  10.84     $  10.71     $  11.44

--------     --------     --------     ------
--     --------
Income from investment operations
Net investment
income...............................
 .49(b)       .50(b)       .54(b)       .54(b)
 .54
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40          .08          .11          .13
(.43)

--------     --------     --------     ------
--     --------
   Total from investment
operations.................       .89
 .58          .65          .67          .11

--------     --------     --------     ------
--     --------
Less distributions
Dividends from net investment
income................      (.49)
(.50)        (.54)        (.54)        (.54)
Distributions in excess of net investment
income....        --(c)      (.01)          -
-           --           --
Distributions from capital
gains....................      (.25)
(.11)          --           --         (.30)

--------     --------     --------     ------
--     --------
   Total
distributions..............................
(.74)        (.62)        (.54)        (.54)
(.84)

--------     --------     --------     ------
--     --------
Net asset value, end of
year........................  $  11.06     $
10.91     $  10.95     $  10.84     $  10.71

--------     --------     --------     ------
--     --------

--------     --------     --------     ------
--     --------
TOTAL
RETURN(a):...................................
 .      8.23%        5.32%        6.04%
6.40%        0.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $236,370
$298,005     $443,391     $567,648
$740,447
Average net assets
(000)............................  $270,553
$365,891     $524,452     $660,237
$807,794
Ratios to average net assets:
   Expenses, including distribution
fees............      1.09%(b)     1.08%(b)
1.08%(b)     1.14%(b)     1.11%
   Expenses, excluding distribution
fees............      0.59%(b)     0.58%(b)
0.58%(b)     0.64%(b)     0.61%
   Net investment
income............................
4.35%(b)     4.54%(b)     4.80%(b)
4.99%(b)     4.69%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     46

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INSURED SERIES
---------------------------------------------
-----------------------------------

Class C                             Class Z

---------------------------------------------
-------     ----------

August 1,

1994(c)          Year

Years Ended April 30,              Through
Ended

-------------------------------------
April 30,      April 30,

1998          1997          1996
1995           1998

---------     ---------     ---------     ---
-------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 10.91       $
10.95       $ 10.84        $10.79
$10.91

---------     ---------     ---------
-----          -----
Income from investment operations
Net investment
income(b)............................
 .46           .48           .51           .39
 .54
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .40           .08           .11           .05
 .39

---------     ---------     ---------
-----          -----
   Total from investment
operations.................         .86
 .56           .62           .44
 .93

---------     ---------     ---------
-----          -----
Less distributions
Dividends from net investment
income................        (.46)
(.48)         (.51)         (.39)
(.54)
Distributions in excess of net investment
income....          --(f)       (.01)
--            --             --(f)
Distributions from capital
gains....................        (.25)
(.11)           --            --
(.25)

---------     ---------     ---------
-----          -----
   Total
distributions..............................
(.71)         (.60)         (.51)
(.39)          (.79)

---------     ---------     ---------
-----          -----
Net asset value, end of
year........................     $ 11.06
$ 10.91       $ 10.95        $10.84
$11.05

---------     ---------     ---------
-----          -----

---------     ---------     ---------
-----          -----
TOTAL
RETURN(a):...................................
 .        7.96%         5.06%         5.78%
4.03%          8.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $ 1,509
$   888       $ 1,137        $  525         $
418
Average net assets
(000)............................     $ 1,142
$   973       $   827        $  224         $
173
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        1.34%         1.33%
1.33%         1.39%(e)       0.60%
   Expenses, excluding distribution
fees(b).........        0.59%         0.58%
0.58%         0.64%(e)       0.60%
   Net investment
income(b).........................
4.11%         4.29%         4.56%
4.92%(e)       4.92%



September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 11.05

-----
Income from investment operations
Net investment
income(b)............................
 .36
Net realized and unrealized gain (loss) on
   investment
transactions..........................
(.02)

-----
   Total from investment
operations.................         .34

-----
Less distributions
Dividends from net investment
income................        (.36)
Distributions in excess of net investment
income....        (.01)
Distributions from capital
gains....................        (.11)

-----
   Total
distributions..............................
(.48)

-----
Net asset value, end of
year........................     $ 10.91

-----

-----
TOTAL
RETURN(a):...................................
 .        2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $    15
Average net assets
(000)............................     $    10
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        0.58%(e)
   Expenses, excluding distribution
fees(b).........        0.58%(e)
   Net investment
income(b).........................
4.18%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
(f) Less than $.005 per share.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     47

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
---------

Years Ended April 30,

---------------------------------------------
---------

1998        1997        1996        1995
1994

-------     -------     -------     -------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $ 10.59     $ 10.65
$ 10.45     $ 10.67     $11.08

-------     -------     -------     -------
------
Income from investment operations
Net investment
income...............................
 .43(b)      .46(b)      .47(b)      .51(b)
 .53
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28        (.05)        .20        (.03)
(.19)

-------     -------     -------     -------
------
   Total from investment
operations.................      .71
 .41         .67         .48        .34

-------     -------     -------     -------
------
Less distributions
Dividends from net investment
income................     (.43)       (.46)
(.47)       (.51)      (.53)
Distributions in excess of net investment
income....       --        (.01)         --
(.01)        --
Distributions from capital
gains....................     (.06)         -
-          --        (.18)      (.22)

-------     -------     -------     -------
------
   Total
distributions..............................
(.49)       (.47)       (.47)       (.70)
(.75)

-------     -------     -------     -------
------
Net asset value, end of
year........................  $ 10.81     $
10.59     $ 10.65     $ 10.45     $10.67

-------     -------     -------     -------
------

-------     -------     -------     -------
------
TOTAL
RETURN(a):...................................
 .     6.76%       3.86%       6.48%
4.52%      2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $13,126
$13,740     $12,552     $10,507     $5,810
Average net assets
(000)............................  $13,591
$13,487     $12,604     $ 7,742     $4,981
Ratios to average net assets:
   Expenses, including distribution
fees............     1.31%(b)    1.15%(b)
1.16%(b)    1.05%(b)   1.00%
   Expenses, excluding distribution
fees............     1.21%(b)    1.05%(b)
1.06%(b)    0.95%(b)   0.90%
   Net investment
income............................
3.99%(b)    4.30%(b)    4.36%(b)    4.75%(b)
4.63%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................       54%
46%         35%         30%        55%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     48

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
----------

Years Ended April 30,

---------------------------------------------
----------

1998        1997        1996        1995
1994

-------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................  $ 10.59     $ 10.65
$ 10.45     $ 10.68     $ 11.09

-------     -------     -------     -------
-------
Income from investment operations
Net investment
income...............................
 .39(b)      .42(b)      .43(b)      .45(b)
 .48
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28        (.05)        .20        (.04)
(.19)

-------     -------     -------     -------
-------
   Total from investment
operations.................      .67
 .37         .63         .41         .29

-------     -------     -------     -------
-------
Less distributions
Dividends from net investment
income................     (.39)       (.42)
(.43)       (.45)       (.48)
Distributions in excess of net investment
income....       --        (.01)         --
(.01)         --
Distributions from capital
gains....................     (.06)         -
-          --        (.18)       (.22)

-------     -------     -------     -------
-------
   Total
distributions..............................
(.45)       (.43)       (.43)       (.64)
(.70)

-------     -------     -------     -------
-------
Net asset value, end of
year........................  $ 10.81     $
10.59     $ 10.65     $ 10.45     $ 10.68

-------     -------     -------     -------
-------

-------     -------     -------     -------
-------
TOTAL
RETURN(a):...................................
 .     6.33%       3.44%       6.05%
3.99%       2.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $24,017
$29,980     $40,550     $51,039     $65,215
Average net assets
(000)............................  $27,175
$35,221     $46,127     $60,174     $59,811
Ratios to average net assets:
   Expenses, including distribution
fees............     1.71%(b)    1.55%(b)
1.56%(b)    1.45%(b)    1.40%
   Expenses, excluding distribution
fees............     1.21%(b)    1.05%(b)
1.06%(b)    0.95%(b)    0.90%
   Net investment
income............................
3.59%(b)    3.89%(b)    3.96%(b)    4.35%(b)
4.23%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     49

PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights
INTERMEDIATE SERIES
---------------------------------------------
-----------------------------------

Class C                             Class Z

---------------------------------------------
-------     ----------

August 1,

1994(c)          Year

Years Ended April 30,              Through
Ended

-------------------------------------
April 30,      April 30,

1998          1997          1996
1995           1998

---------     ---------     ---------     ---
-------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 10.59       $
10.65       $ 10.45        $10.54
$10.59

---------     ---------     ---------
-----          -----
Income from investment operations
Net investment
income(b)............................
 .36           .39           .40           .35
 .44
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28          (.05)          .20
(.08)           .28

---------     ---------     ---------
-----          -----
   Total from investment
operations.................         .64
 .34           .60           .27
 .72

---------     ---------     ---------
-----          -----
Less distributions
Dividends from net investment
income................        (.36)
(.39)         (.40)         (.35)
(.44)
Distributions in excess of net investment
income....          --          (.01)
--          (.01)            --
Distributions from capital
gains....................        (.06)
--            --            --
(.06)

---------     ---------     ---------
-----          -----
   Total
distributions..............................
(.42)         (.40)         (.40)
(.36)          (.50)

---------     ---------     ---------
-----          -----
Net asset value, end of
year........................     $ 10.81
$ 10.59       $ 10.65        $10.45
$10.81

---------     ---------     ---------
-----          -----

---------     ---------     ---------
-----          -----
TOTAL
RETURN(a):...................................
 .        6.07%         3.17%         5.79%
2.14%          6.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $   449
$   257       $   225        $  167
$1,194
Average net assets
(000)............................     $   381
$   149       $   197        $   28         $
447
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        1.96%         1.80%
1.81%         1.81%(e)       1.21%
   Expenses, excluding distribution
fees(b).........        1.21%         1.05%
1.06%         1.06%(e)       1.21%
   Net investment
income(b).........................
3.33%         3.65%         3.71%
4.34%(e)       4.09%



September 16,

1996(d)

Through

April 30,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................     $ 10.63

-----
Income from investment operations
Net investment
income(b)............................
 .31
Net realized and unrealized gain (loss) on
   investment
transactions..........................
(.03)

-----
   Total from investment
operations.................         .28

-----
Less distributions
Dividends from net investment
income................        (.31)
Distributions in excess of net investment
income....        (.01)
Distributions from capital
gains....................          --

-----
   Total
distributions..............................
(.32)

-----
Net asset value, end of
year........................     $ 10.59

-----

-----
TOTAL
RETURN(a):...................................
 .        2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................     $   246
Average net assets
(000)............................     $    63
Ratios to average net assets:
   Expenses, including distribution
fees(b).........        1.05%(e)
   Expenses, excluding distribution
fees(b).........        1.05%(e)
   Net investment
income(b).........................
4.65%(e)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     50

Report of Independent Accountants
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
To the Shareholders and Trustees of
Prudential Municipal Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Yield Series, Insured Series and Intermediate Series (constituting
Prudential Municipal Bond Fund, hereafter referred to as the 'Fund') at April 30, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial
statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended April 30, 1996 were audited by other independent accountants, whose opinion dated June 13, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 18, 1998


Tax Information (Unaudited)
PRUDENTIAL MUNICIPAL BOND FUND
---------------------------------------------
-----------------------------------
As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Fund during its fiscal year ended April 30, 1998.

During its fiscal year ended April 30, 1998, the Fund paid aggregate dividends from net investment income, all of which were federally tax-exempt interest dividends, as follows:

Dividends per Share

---------------------------------------------
-
                              Series
Class A      Class B      Class C      Class
Z
                              ---------------
---------------     -------      -------
-------      -------
                              High Yield
Series.............      $ .67        $ .63
$ .61        $ .68
                              Insured
Series................      $ .53        $
 .49        $ .46        $ .54
                              Intermediate
Series...........      $ .43        $ .39
$ .36        $ .44

In addition to the above, the Insured Series paid dividends and distributions totalling $.252 per share, comprised of $.004 ordinary income and $.064
short-term capital gains which are taxable as ordinary income and $.184 long-term capital gains of which $.131 is taxable as 28% rate gains and $.053 is taxable as 20% rate gains to Class A, B, C and Z shareholders.

The Intermediate Series paid $.0550 long-term capital gains, all of which is taxable as 28% rate gains to Class A, B, C and Z shareholders.

Shortly after the close of the calendar year
ending December 31, 1998, you will
be advised again as to the federal tax status
of the dividends and distributions
received in calendar 1998. In addition, you
will be advised at that time as to
the portion of your dividends which may be
subject to the Alternative Minimum
Tax (AMT) as well as information with respect
to state taxability.
---------------------------------------------
-----------------------------------
                                       51

Comparing A $10,000 Investment.
Prudential Municipal Bond Fund: High Yield
Series
vs. the Lehman Brothers Municipal Bond Index.

Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original investment. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential Municipal Bond Fund (High Yield
Series, Class A, B, C and Z shares) with a similar investment in the Lehman
Brothers Municipal Bond Index (the Index) by portraying the initial account values at the commencement of operations of Class A, C, and Z shares and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (April 30) as measured on a quarterly basis, beginning in 1990 for Class A shares, 1988 for Class B shares, 1994 for Class C shares and 1996 for Class Z shares. For the purposes of the graphs, and unless otherwise indicated, the accompanying tables, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in Class A shares; the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares assuming full redemption on April
30, 1998; all recurring fees -- including management fees -- were deducted;
and all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. The numbers in ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization. Class Z shares are not subject to sales charges or distribution fees.

The Lehman Brothers Index is a weighted index comprised of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment grade municipal bond market. The
Index is unmanaged and includes
the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities which comprise the Index may differ substantially from the securities held in the Fund's portfolio. The Lehman Brothers Index is not the only benchmark that can be used to characterize performance of municipal bond funds and other indexes may portray different comparative performance.

--Prudential Muni Bond Fund: High Yield
Series
//Lehman Bros. Muni Bond Index

        Best Year:      1995     16.88%
        Worst Year:     1994   -3.02%

Class A          (GRAPH)

Average Annual Total
Returns - Class A

  With Sales Load
  7.49% Since Inception (7.44)
  6.35% for 5 Years (6.33)
  7.47% for 1 Year

  Without Sales Load
  7.89% Since Inception (7.84)
  7.00% for 5 Years (6.98)
  10.80% for 1 Year

        Best Year:      1995     16.32%
        Worst Year:     1994     -3.41%

Class B          (GRAPH)

Average Annual Total
Returns - Class B

  With Sales Load
  8.29% Since Inception (8.21)
  8.15% for 10 Years (8.07)
  6.42% for 5 Years (6.40)
  5.36% for 1 Year

  Without Sales Load
  8.29% Since Inception (8.21)
  8.15% for 10 Years (8.07)
  6.57% for 5 Years (6.56)
  10.36% for 1 Year

        Best Year:      1995     16.03%
        Worst Year:     1996      2.97%

Class C          (GRAPH)

Average Annual Total
Returns - Class C

  With Sales Load
  7.28% Since Inception (7.25)
  9.09% for 1 Year

  Without Sales Load
  7.28% Since Inception (7.25)
  10.09% for 1 Year

Average Annual Total
Returns - Class Z

Class Z          (GRAPH)

  With Sales Load
  9.46% Since Inception (9.40)
  10.91% for 1 Year

  Without Sales Load
  9.46% Since Inception (9.40)
  10.91% for 1 Year

Comparing A $10,000 Investment.
Prudential Municipal Bond Fund: Insured
Series
vs. the Lehman Brothers Municipal Bond Index.

Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original investment. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential Municipal Bond Fund (Insured
Series, Class A, B, C and Z shares) with a similar investment in the Lehman
Brothers Municipal Bond Index (the Index) by portraying the initial account values at the commencement of operations of Class A, C, and Z shares and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (April 30) as measured on a quarterly basis, beginning in 1990 for Class A shares, 1988 for Class B shares, 1994 for Class C shares and 1996 for Class Z shares. For the purposes of the graphs, and unless otherwise indicated, the accompanying tables, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in Class A shares; the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class
C shares assuming full redemption
on April 30, 1998; all recurring fees -- including management fees -- were deducted; and all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase.
This conversion feature is not
reflected in the graphs. The numbers in ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.
Class Z shares are not subject to sales
charges or distribution fees.

The Lehman Brothers Index is a weighted index comprised of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment grade municipal bond market. The
Index is unmanaged and includes
the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities which comprise the Index may differ substantially from the securities held in the Fund's portfolio. The
Lehman Brothers Index is not the
only benchmark that can be used to
characterize performance of municipal bond funds and other indexes may portray different comparative performance.

--Prudential Muni Bond Fund: Insured Series
//Lehman Bros. Muni Bond Index

        Best Year:      1995     16.77%
        Worst Year:     1994     -5.03%

Class A          (GRAPH)

Average Annual Total
Returns - Class A

  With Sales Load
  6.92% Since Inception (6.85)
  5.06% for 5 Years (5.02)
  5.41% for 1 Year

  Without Sales Load
  7.31% Since Inception (7.24)
  5.70% for 5 Years (5.66)
  8.67% for 1 Year

        Best Year:      1995     16.30%
        Worst Year:     1994     -5.67%

Class B          (GRAPH)

Average Annual Total
Returns - Class B

  With Sales Load
  7.57% Since Inception (7.42)
  7.44% for 10 Years (7.29)
  5.13% for 5 Years (5.09)
  3.23% for 1 Year

  Without Sales Load
  7.57% Since Inception (7.42)
  7.44% for 10 Years (7.29)
  5.30% for 5 Years (5.26)
  8.23% for 1 Year

        Best Year:      1995     16.02%
        Worst Year:     1996      2.16%

Class C          (GRAPH)

Average Annual Total
Returns - Class C

  With Sales Load
  6.10% Since Inception (6.05)
  6.96% for 1 Year

  Without Sales Load
  6.10% Since Inception (6.05)
  7.96% for 1 Year

Class Z          (GRAPH)

Average Annual Total
Returns - Class Z
  With Sales Load
  7.13% Since Inception (7.07)
  8.68% for 1 Year

  Without Sales Load
  7.13% Since Inception (7.07)
  8.68% for 1 Year

Comparing A $10,000 Investment.
Prudential Municipal Bond Fund: Intermediate
Series
vs. the Lehman Brothers Municipal Bond Index.

Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original investment. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential Municipal Bond Fund
(Intermediate Series, Class A, B, C and Z shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the
Index) by portraying the initial
account values at the commencement of
operations of Class A, C, and Z shares
and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (April 30) as measured on a quarterly basis, beginning in
1990 for Class A shares, 1988 for Class B shares, 1994 for Class C shares and 1996 for Class Z shares. For the purposes of the graphs, and unless otherwise indicated, the accompanying tables, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in Class A shares; the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class
C shares assuming full redemption
on April 30, 1998; all recurring fees -- including management fees -- were deducted; and all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase.
This conversion feature is not
reflected in the graphs. The numbers in ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.
Class Z shares are not subject to sales
charges or distribution fees.

The Lehman Brothers Index is a weighted index comprised of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment grade municipal bond market. The
Index is unmanaged and includes
the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities which comprise the Index may differ substantially from the securities held in the Fund's portfolio. The
Lehman Brothers Index is not the
only benchmark that can be used to
characterize performance of municipal bond funds and other indexes may portray different comparative performance.

--Prudential Muni Bond Fund: Intermediate
Series
//Lehman Bros. Muni Bond Index

             Best Year:    1995     13.23%
             Worst Year:   1994     -4.07%

Class A          (GRAPH)

Average Annual Total
 Returns - Class A
  With Sales Load
  6.12% Since Inception (5.97)
  4.24% for 5 Years (4.21)
  3.56% for 1 Year

  Without Sales Load
  6.51% Since Inception (6.36)
  4.88% for 5 Years (4.84)
  6.76% for 1 Year

             Best Year:    1995     12.79%
             Worst Year:   1994     -4.55%

Class B          (GRAPH)

Average Annual Total
Returns - Class B

  With Sales Load
  6.55% Since Inception (6.13)
  6.39% for 10 Years (6.01)
  4.27% for 5 Years (4.23)
  1.33% for 1 Year

  Without Sales Load
  6.55% Since Inception (6.13)
  6.39% for 10 Years (6.01)
  4.44% for 5 Years (4.40)
  6.33% for 1 Year

             Best Year:    1995     12.51%
             Worst Year:   1996      1.88%

Class C          (GRAPH)

Average Annual Total
Returns - Class C

  With Sales Load
  4.58% Since Inception (4.53)
  5.07% for 1 Year

  Without Sales Load
  4.58% Since Inception (4.53)
  6.07% for 1 Year

Class Z          (GRAPH)

Average Annual Total
Returns - Class Z

  With Sales Load
  5.79% Since Inception (5.73)
  6.86% for 1 Year

  Without Sales Load
  5.79% Since Inception (5.73)
  6.86% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435L103          74435L301
74435L509          MF133E
74435L202          74435L400
74435L608          Cat. #44416EK
74435L707          74435L806
74435L889
74435L871          74435L863
74435L855